UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1.	Reports to Stockholders.

Closed-End Funds	April 30, 2025

Nuveen Municipal

Closed-End Funds

This semi-annual report contains the Funds’ unaudited financial statements.

Nuveen Municipal Value Fund, Inc.	NUV

Nuveen AMT-Free Municipal Value Fund	NUW

Nuveen Municipal Income Fund, Inc.	NMI

Semi-annual

Report

Table

of Contents

Important Notices

Portfolio manager commentaries: The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.

Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial Statements section of this report.

Fund principal investment policies and principal risks: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.

Fund performance: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of April 30, 2025. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NUV	NUW	NMI
November	$0.0310	$0.0465	$0.0380
December	0.0325	0.0485	0.0380
January	0.0325	0.0485	0.0380
February	0.0325	0.0485	0.0380
March	0.0325	0.0485	0.0380
April	0.0325	0.0485	0.0380
Total Distributions from Net Investment Income	$0.1935	$0.2890	$0.2280

Yields	NUV	NUW	NMI
Market Yield[1]	4.50%	4.25%	4.70%
Taxable-Equivalent Yield[1]	7.60%	7.18%	7.94%

1

Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center- closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE EQUITY SHELF PROGRAM

During the current reporting period, NMI was authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NMI, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.

NMI
Maximum aggregate offering	2,000,000

During the current reporting period, NMI sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share in the accompanying table.

NMI

Common shares sold through shelf offering	15,995
Weighted average premium to NAV per common share sold	0.53%

Refer to the Notes to Financial Statements for further details on Shelf Offerings and the Fund’s transactions.

COMMON SHARE REPURCHASES

The Funds’ Board of Directors/Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of April 30, 2025, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	NUV	NUW	NMI

Common shares cumulatively repurchased and retired	0	0	0
Common shares authorized for repurchase	20,750,000	1,795,000	1,005,000

About the Funds’ Benchmarks

S&P Municipal Bond Index: An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Yield Index: An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance and Holdings

The Fund Performance and Holding Summaries for each Fund are shown below within this section of the report.

Fund Performance

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.

Holding Summaries

The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

NUV	Nuveen Municipal Value Fund, Inc. Fund Performance and Holdings April 30, 2025

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Performance*

			Total Returns as of April 30, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NUV at Common Share NAV	6/17/87	(1.07)%	1.59%	1.48%	2.47%
NUV at Common Share Price	6/17/87	(0.53)%	6.77%	1.74%	2.54%
S&P Municipal Bond Index	—	(0.45)%	2.28%	1.39%	2.20%

*For	purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$9.01	$8.67	(3.77)%	(5.21)%

Holdings

Fund Allocation (% of net assets)
Municipal Bonds	103.3%
Exchange-Traded Funds	0.4%
Other Assets & Liabilities, Net	0.5%
Floating Rate Obligations	(4.2)%
Net Assets	100%

Bond Credit Quality (% of total investments)
AAA	9.7%
AA	44.8%
A	26.8%
BBB	7.1%
BB or Lower	3.0%
N/R (not rated)	8.3%
N/A (not applicable)	0.3%
Total	100%

Portfolio Composition (% of total investments)
Tax Obligation/Limited	31.8%
Transportation	19.2%
Utilities	16.9%
Tax Obligation/General	12.8%
Health Care	8.9%
Education and Civic Organizations	2.7%
Consumer Staples	2.5%
Other	5.2%
Total	100%

States and Territories[1] (% of total municipal bonds)
New York	13.8%
Texas	11.2%
Illinois	9.4%
Colorado	6.2%
California	6.0%
Florida	5.7%
New Jersey	5.1%
Georgia	4.0%
Washington	3.7%
Michigan	3.2%
Ohio	2.7%
South Carolina	2.7%
Pennsylvania	2.2%
Puerto Rico	1.8%
Arizona	1.7%
Kentucky	1.6%
District of Columbia	1.6%
Massachusetts	1.5%
Wisconsin	1.4%
Maryland	1.3%
Other	13.2%
Total	100%

1	See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

NUW	Nuveen AMT-Free Municipal Value Fund Fund Performance and Holdings April 30, 2025

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Performance*

			Total Returns as of April 30, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NUW at Common Share NAV	2/25/09	(1.49)%	0.75%	1.93%	2.39%
NUW at Common Share Price	2/25/09	0.71%	5.92%	2.49%	1.66%
S&P Municipal Bond Index	—	(0.45)%	2.28%	1.39%	2.20%

*For	purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$14.69	$13.70	(6.74)%	(8.67)%

Holdings

Fund Allocation
(% of net assets)
Municipal Bonds	101.7%
Other Assets & Liabilities, Net	0.6%
Floating Rate Obligations	(2.3)%
Net Assets	100%

Bond Credit Quality
(% of total investments)
AAA	8.8%
AA	44.3%
A	29.8%
BBB	7.3%
BB or Lower	2.0%
N/R (not rated)	7.8%
Total	100%

Portfolio Composition
(% of total investments)
Utilities	23.3%
Tax Obligation/Limited	22.4%
Tax Obligation/General	17.6%
Health Care	11.9%
Education and Civic Organizations	7.3%
Transportation	7.1%
Consumer Staples	3.3%
Other	7.1%
Total	100%

States and Territories[1]
(% of total municipal bonds)
California	11.6%
Texas	10.4%
Illinois	7.6%
New York	7.0%
New Jersey	6.8%
Colorado	5.6%
Ohio	5.1%
Pennsylvania	4.9%
Maryland	3.5%
Tennessee	3.4%
Florida	3.3%
South Carolina	3.1%
Puerto Rico	3.1%
Kentucky	3.0%
Washington	2.8%
Georgia	2.2%
Alabama	2.0%
Massachusetts	1.9%
Arizona	1.6%
Nevada	1.5%
Other	9.6%
Total	100%

1	See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

NMI	Nuveen Municipal Income Fund, Inc. Fund Performance and Holdings April 30, 2025

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Performance*

			Total Returns as of April 30, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NMI at Common Share NAV	4/20/88	(1.05)%	3.37%	2.22%	2.44%
NMI at Common Share Price	4/20/88	2.57%	10.96%	2.74%	1.84%
S&P Municipal Yield Index	—	(1.12)%	3.60%	3.82%	3.86%
NMI Linked Benchmark	—	(1.12)%	3.60%	2.26%	2.64%

*For purposes of Fund performance, relative results are measured against the linked returns between the S&P Munici- pal Bond Index (through September 29, 2023) and the S&P Municipal Yield Index (subsequent to September 29, 2023).

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$9.78	$9.70	(0.82)%	(3.60)%

Holdings

Fund Allocation (% of net assets)
Municipal Bonds	98.0%
Other Assets & Liabilities, Net	2.0%
Net Assets	100%

Bond Credit Quality (% of total investments)
AA	10.8%
A	18.0%
BBB	18.3%
BB or Lower	10.7%
N/R (not rated)	42.2%
Total	100%

Portfolio Composition (% of total investments)
Tax Obligation/Limited	25.7%
Transportation	19.5%
Health Care	15.0%
Education and Civic Organizations	14.1%
Long-Term Care	5.8%
Tax Obligation/General	4.5%
Utilities	4.2%
Other	11.2%
Total	100%

States and Territories[1] (% of total municipal bonds)
Florida	11.5%
Colorado	11.4%
Illinois	10.2%
New York	6.4%
Texas	5.9%
California	5.7%
Arizona	4.0%
Wisconsin	3.8%
Indiana	3.5%
Pennsylvania	3.4%
Ohio	3.2%
Missouri	2.8%
North Carolina	2.8%
Georgia	2.5%
Louisiana	2.4%
Virginia	2.3%
Puerto Rico	2.1%
Alabama	1.9%
Minnesota	1.9%
Washington	1.7%
Other	10.6%
Total	100%

1	See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

Portfolio of Investments April 30, 2025

NUV

(Unaudited)

SHARES		DESCRIPTION				VALUE
		LONG-TERM INVESTMENTS - 103.7%
		EXCHANGE-TRADED FUNDS - 0.4%
150,000	(a)	Nuveen High Yield Municipal Bond ETF			$	3,670,275
125,000	(a)	Nuveen Municipal Income ETF				3,067,350
		TOTAL EXCHANGE-TRADED FUNDS (Cost $6,749,250)				6,737,625

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MUNICIPAL BONDS - 103.3%
		ALABAMA - 1.2%
$7,000,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)	5.000%	03/01/55		7,380,433
4,640,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2024C, (Mandatory Put 7/01/31)	5.000	05/01/55		4,850,546
2,455,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.500	10/01/53		2,514,413
2,000,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A, (AMT)	5.000	06/01/54		1,900,067
5,720,000		Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025A, (Mandatory Put 6/01/35)	5.000	01/01/56		5,866,872
		TOTAL ALABAMA				22,512,331

		ALASKA - 0.5%
9,750,000		Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding Series 2022A	4.000	11/01/52		8,831,834
		TOTAL ALASKA				8,831,834

		ARIZONA - 1.8%
5,000,000	(b)	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1	4.150	12/01/57		3,349,308
1,420,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49		1,412,616
10,000,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2023A	5.000	01/01/50		10,364,953
11,745,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2023B	5.250	01/01/53		12,416,021
5,600,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37		5,826,372
		TOTAL ARIZONA				33,369,270

		CALIFORNIA - 6.2%
1,955,000		Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue Bonds, Senior Series 2024B, (AMT)	5.250	07/01/49		2,011,166
10,000,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2	0.000	06/01/55		1,898,516
4,080,000	(c)	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre- refunded 11/15/26)	5.000	11/15/46		4,217,121
5,920,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A	5.000	11/15/48		5,951,116
1,830,000		California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2024A	5.250	12/01/42		1,881,298
2,850,000		California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2024A	5.250	12/01/44		2,899,455
1,650,000		California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/35		1,659,857
1,585,000	(b)	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Redwood Gardens Apartments, Subordinate Lien Series 2021N-S	4.000	03/01/37		1,304,871

14	See Notes to Financial Statements

	PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
			CALIFORNIA (continued)
$	1,635,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000%	12/31/43	$	1,635,269
	3,495,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/47		3,479,613
	1,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018B, (AMT)	5.000	06/01/48		992,557
	2,290,000	(b)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019	5.000	07/01/39		2,325,438
	3,500,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/46		3,410,528
	4,505,000		Covina-Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2003B - FGIC Insured	0.000	06/01/28		4,041,607
	2,180,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A	6.850	01/15/42		2,491,120
	1,000,000		Fresno, California, Airport Revenue Bonds, Series 2023A - BAM Insured, (AMT)	5.000	07/01/48		1,003,612
	1,000,000		Fresno, California, Airport Revenue Bonds, Series 2023A - BAM Insured, (AMT)	5.000	07/01/53		1,000,098
	34,020,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2	0.000	06/01/66		3,661,236
	345,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2022A-1	5.000	06/01/51		345,576
	2,780,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Series 2022I	5.000	05/15/48		2,855,605
	2,725,000		Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Series 2023A	5.250	07/01/53		2,765,007
	12,500,000	(d)	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Series 2025A, (UB)	5.250	06/01/50		13,377,102
	2,365,000		Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004 - FGIC Insured	0.000	08/01/27		2,178,082
	3,060,000		Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A	5.875	08/01/28		3,296,245
	2,315,000	(e)	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A	0.000	08/01/43		2,231,169
	3,550,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C	6.500	11/01/39		4,219,125
	10,150,000		Placer Union High School District, Placer County, California, General Obligation Bonds, Series 2004C - AGM Insured	0.000	08/01/33		7,551,419
	2,660,000		San Bruno Park School District, San Mateo County, California, General Obligation Bonds, Series 2000B - FGIC Insured	0.000	08/01/25		2,635,319
	185,000		San Diego Tobacco Settlement Revenue Funding Corporation, California, Tobacco Settlement Bonds, Subordinate Series 2018C	4.000	06/01/32		184,127
	2,825,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2024A, (AMT)	5.250	05/01/43		2,924,967
	2,175,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2024A, (AMT)	5.250	05/01/49		2,220,825
	6,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019D	5.000	05/01/36		6,324,937
	500,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A	4.000	01/15/42		472,863

See Notes to Financial Statements	15

Portfolio of Investments April 30, 2025 (continued)

NUV

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		CALIFORNIA (continued)
$13,220,000		San Mateo County Community College District, California, General Obligation Bonds, Series 2006A - NPFG Insured	0.000%	09/01/28	$	11,874,104
5,815,000		San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015	0.000	08/01/48		1,680,800
2,075,000		Southern California Public Power Authority, California, Revenue Bonds, Clean Energy Project Revenue Bonds, Series 2024A, (Mandatory Put 9/01/30)	5.000	04/01/55		2,158,777
		TOTAL CALIFORNIA				115,160,527

		COLORADO - 6.4%
1,265,000		Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2024A	5.000	12/01/47		1,317,525
1,750,000		Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2024A	5.000	12/01/48		1,820,944
10,000,000		Aurora, Colorado, Water Revenue Bonds, First Lien Series 2024	5.000	08/01/49		10,407,284
2,135,000		Centennial Water and Sanitation District, Douglas County, Colorado, Water and Wastewater Revenue Bonds, Series 2019	5.250	12/01/48		2,192,203
3,265,000	(d)	Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2025A	5.250	12/01/54		3,387,407
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2024A, (Mandatory Put 11/15/29)	5.000	11/15/59		1,060,825
1,575,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2024A, (Mandatory Put 11/15/31)	5.000	11/15/59		1,713,648
4,155,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	4.000	08/01/49		3,592,860
1,255,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017	5.000	12/31/56		1,222,377
4,500,000		Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N	5.000	03/15/37		4,609,773
1,000,000		Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2020R	4.000	03/15/45		913,399
3,790,000		Colorado State, Certificates of Participation, Rural Series 2018A	5.000	12/15/37		3,906,947
3,400,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022B	5.250	11/15/53		3,550,941
2,000,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/35		2,001,656
9,660,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/29		8,276,622
24,200,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/31		19,148,990
17,000,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/32		12,876,443
7,600,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B - NPFG Insured	0.000	09/01/39		3,717,469
600,000		Hunters Overlook Metropolitan District 5, Severance, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2024	5.000	12/01/44		623,632
575,000		Hunters Overlook Metropolitan District 5, Severance, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2024	5.000	12/01/49		592,778
1,480,000		Ptarmigan West Metropolitan District 2, Windsor, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2021-3	4.125	12/01/51		1,002,542
8,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.500	11/15/38		9,348,484
3,475,000		Range View Estates Metropolitan District, Mead, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/49		3,030,879
1,400,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	4.000	07/15/34		1,381,475
5,355,000		State of Colorado, Rural Colorado, Certificates of Participation, Series 2022	6.000	12/15/38		6,178,216

16	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		COLORADO (continued)
$3,000,000		State of Colorado, Rural Colorado, Certificates of Participation, Series 2022	6.000%	12/15/41	$	3,403,251
4,250,000	(c)	University of Colorado, Enterprise System Revenue Bonds, Series 2018B, (Pre-refunded 6/01/28)	5.000	06/01/43		4,497,809
2,000,000		Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021	5.000	12/01/51		1,586,078
3,160,000	(b)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.125	12/01/51		2,386,762
		TOTAL COLORADO				119,749,219

		CONNECTICUT - 0.2%
1,000,000		Connecticut Airport Authority, Connecticut, Customer Facility Charge Revenue Bonds, Ground Transportation Center Project, Series 2019A, (AMT)	5.000	07/01/49		985,175
2,125,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut Children?s Medical Center and Subsidiaries, Series 2023E	5.250	07/15/48		2,194,211
		TOTAL CONNECTICUT				3,179,386

		DISTRICT OF COLUMBIA - 1.6%
15,000,000		District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A	0.000	06/15/46		3,742,648
5,260,000		District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2018B	5.000	10/01/43		5,353,094
10,000,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B	6.500	10/01/44		10,652,701
2,300,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.250	10/01/49		2,344,235
4,435,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.500	10/01/54		4,620,599
1,060,000		Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A	4.000	10/01/38		1,014,718
1,265,000		Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A	4.000	10/01/39		1,199,494
1,775,000		Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A	5.000	07/15/45		1,805,868
		TOTAL DISTRICT OF COLUMBIA				30,733,357

		FLORIDA - 5.9%
1,000,000		Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2022 Project Series 2022	5.000	05/01/53		956,829
23,000,000		Broward County, Florida, Tourist Development Tax Revenue Bonds, Convention Center Expansion Project, Series 2021	4.000	09/01/51		20,026,740
565,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	6.000	06/15/35		565,353
1,800,000		Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, UF Health - Jacksonville Project, Series 2022A - AGM Insured	4.000	02/01/41		1,691,251
1,875,000		Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, UF Health - Jacksonville Project, Series 2022A - AGM Insured	4.000	02/01/42		1,760,005
1,615,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.250	07/01/47		1,577,203
1,500,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.250	07/01/47		1,512,157
4,390,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.250	07/01/53		4,411,139

See Notes to Financial Statements	17

Portfolio of Investments April 30, 2025 (continued)

NUV

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		FLORIDA (continued)
$1,400,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500%	07/01/53	$	1,400,910
10,650,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57		10,979,513
4,000,000		Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A	5.000	10/01/36		4,102,441
15,000	(c)	Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A, (Pre-refunded 10/01/29)	5.000	10/01/47		16,134
3,485,000		Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A	5.000	10/01/47		3,531,440
13,745,000		Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Priority Subordinate Series 2024, (AMT)	5.250	10/01/45		14,181,550
3,000,000		Hillsborough County Industrial Development Authority, Florida, Health System Revenue Bonds, BayCare Health System Series 2024C	5.250	11/15/49		3,142,772
2,735,000		Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Series 2021B	4.000	11/15/46		2,397,828
4,090,000		Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A	5.000	07/01/40		4,096,383
5,685,000		Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2022A, (AMT)	5.250	10/01/52		5,744,736
3,000,000		Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2022	5.000	07/01/51		3,056,511
6,500,000		Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2024A	5.250	10/01/54		6,783,254
5,330,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health Obligated Group, Inc., Series 2022	4.000	10/01/52		4,590,713
3,575,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2	0.000	10/01/44		1,380,974
4,000,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2	0.000	10/01/45		1,463,533
4,250,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2	0.000	10/01/49		1,217,229
2,500,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2	0.000	10/01/50		684,841
8,000,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2	0.000	10/01/53		1,856,296
1,020,000		Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding Series 2018B	5.000	03/15/42		1,022,782
6,865,000		South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015	4.000	05/01/34		6,800,209
		TOTAL FLORIDA				110,950,726

		GEORGIA - 4.1%
2,290,000		Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A	5.000	04/01/47		2,265,994
2,500,000		Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B	5.250	02/15/45		2,513,840
12,500,000	(f)	Jefferson Public Building Authority, Georgia, Revenue Bonds, School District of the City of Jefferson Project, Series 2025, (UB)	4.500	02/01/55		12,164,915
10,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2025A, (Mandatory Put 6/01/32)	5.000	06/01/55		10,562,455

18	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		GEORGIA (continued)
$4,165,000		Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Green Series 2025A	5.250%	07/01/50	$	4,447,833
17,010,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A - BAM Insured	5.000	01/01/49		17,015,251
4,025,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 19A - AGM Insured	5.000	01/01/59		4,025,052
17,350,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2022A - AGM Insured	5.000	07/01/52		17,728,749
1,000,000		Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2020A	5.000	01/01/45		1,020,905
5,500,000		Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2020A	5.000	01/01/50		5,589,112
		TOTAL GEORGIA				77,334,106

		IDAHO - 0.1%
2,220,000	(b)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian South Charter School Project, Series 2021	4.000	05/01/56		1,542,343
		TOTAL IDAHO				1,542,343

		ILLINOIS - 9.7%
5,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46		5,096,107
5,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44		5,039,965
2,945,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B	6.500	12/01/46		2,984,086
4,710,000	(b)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A	7.000	12/01/46		4,865,325
7,495,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A - NPFG Insured	0.000	12/01/31		5,625,890
2,325,000		Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Limited Tax Capital Improvement Green Series 2021A	4.000	12/01/46		2,128,270
4,000,000		Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Limited Tax Capital Improvement Green Series 2021A	4.000	12/01/51		3,531,357
1,875,000		Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2021	5.000	06/01/29		1,967,372
5,000,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2022A - BAM Insured	5.000	12/01/46		5,139,750
1,000,000		Cook County, Illinois, General Obligation Bonds, Refunding Series 2018	5.000	11/15/35		1,017,314
1,500,000		Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A	5.000	11/15/32		1,606,046
2,040,000		Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A	4.000	11/15/40		1,944,059
1,000,000		Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A	4.000	11/15/41		950,647
3,700,000		Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015B	5.000	11/15/39		3,699,925
560,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/35		560,850
825,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/44		802,466
1,175,000		Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2024A	5.250	04/01/43		1,240,688
1,130,000		Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2024A	5.250	04/01/47		1,176,282
3,500,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/43		3,623,158
2,000,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/44		2,058,227
2,400,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/48		2,440,109
5,125,000		Illinois State, General Obligation Bonds, November Series 2017C	5.000	11/01/29		5,283,050
1,755,000		Illinois State, General Obligation Bonds, October Series 2016	5.000	02/01/27		1,800,165

See Notes to Financial Statements	19

Portfolio of Investments April 30, 2025 (continued)

NUV

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE

	ILLINOIS (continued)
$4,000,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B	5.000%	01/01/41	$	4,013,033
5,000,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A	5.000	01/01/45		5,110,878
9,015,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	4.000	06/15/50		7,375,894
1,500,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2024B	5.000	06/15/53		1,471,613
5,245,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1994B - NPFG Insured	0.000	06/15/28		4,621,282
11,675,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1994B - FGIC Insured	0.000	06/15/29		9,856,403
4,950,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/32		3,574,676
21,375,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/34		14,336,091
21,000,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/35		13,008,082
21,970,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/36		13,194,154
10,375,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/36		6,058,353
10,000,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/37		5,490,162
25,825,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/39		12,949,876
6,095,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A - NPFG Insured	6.000	07/01/32		7,073,297
8,000,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A - NPFG Insured	6.000	07/01/33		8,961,954
	TOTAL ILLINOIS				181,676,856

	INDIANA - 1.2%
2,250,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A	4.000	12/01/40		2,096,816
2,000,000	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A	5.000	01/01/42		2,011,296
4,250,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A	5.000	02/01/54		4,264,504
14,595,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E - AMBAC Insured	0.000	02/01/27		13,703,062
	TOTAL INDIANA				22,075,678

	KENTUCKY - 1.7%
1,280,000	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A	5.000	09/01/37		1,311,367
1,435,000	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A	5.000	09/01/38		1,463,955
4,000,000	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A	5.000	09/01/43		4,030,899

20	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		KENTUCKY (continued)
$2,000,000		Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A	5.000%	09/01/48	$	1,999,269
8,935,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	01/01/45		8,936,319
6,000,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.600	07/01/39		6,808,948
2,465,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32)	5.250	04/01/54		2,620,460
4,205,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)	5.000	01/01/55		4,405,837
		TOTAL KENTUCKY				31,577,054

		LOUISIANA - 0.8%
2,365,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/59		2,419,005
1,810,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.750	09/01/64		1,879,044
9,040,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017A - AGM Insured	5.000	01/01/48		9,050,157
1,470,000		New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A - AGM Insured	5.000	10/01/43		1,484,434
		TOTAL LOUISIANA				14,832,640

		MAINE - 0.7%
3,935,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A	5.000	07/01/43		3,958,369
2,005,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A	5.000	07/01/48		2,006,114
7,990,000		University of Maine, System Revenue Bonds, Series 2022	5.000	03/01/47		8,196,275
		TOTAL MAINE				14,160,758

		MARYLAND - 1.4%
1,140,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/29		1,150,356
1,945,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/32		1,957,721
385,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/34		386,364
2,750,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/35		2,755,464
2,550,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/42		2,449,752
6,665,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/46		6,370,200
1,050,000		Maryland Health and Higher Educational Facilities Authority, Maryland, Revenue Bonds, Meritus Medical Center, Series 2015	5.000	07/01/40		1,049,981
3,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Lifebridge Health Issue Series 2023	5.000	07/01/54		3,069,141
2,260,000	(c)	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, (Pre-refunded 5/01/28)	5.000	05/01/47		2,388,611
4,375,000		Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A	5.000	05/01/47		4,440,378
		TOTAL MARYLAND				26,017,968

See Notes to Financial Statements	21

Portfolio of Investments April 30, 2025 (continued)

NUV

	PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

			MASSACHUSETTS — 1.5%
$	2,905,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D	5.000%	07/01/44	$	2,852,372
	1,500,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E	5.000	07/01/35		1,503,326
	2,765,000		Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N	5.000	12/01/46		2,729,617
	15,000,000		Massachusetts State, General Obligation Bonds, Consolidated Series 2024B, (UB)	5.000	05/01/54		15,508,624
	5,000,000	(f)	Massachusetts State, General Obligation Bonds, Consolidated Series 2024I, (UB)	5.000	12/01/54		5,178,149
	980,000		Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A - NPFG Insured	0.000	01/01/29		865,603
			TOTAL MASSACHUSETTS				28,637,691

			MICHIGAN - 3.3%
	1,475,000		Bloomfield Hills Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2023	5.000	05/01/44		1,534,203
	625,000		Bloomfield Hills Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2023	5.000	05/01/48		643,484
	820,000		Bloomfield Hills Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2023	5.000	05/01/50		842,296
	1,300,000		Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013	6.000	10/01/33		1,251,853
	2,520,000		Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013	6.000	10/01/43		2,302,440
	15,000		Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A - NPFG Insured	4.500	07/01/35		15,007
	2,495,000		Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B - NPFG Insured	5.500	07/01/29		2,600,240
	5,000		Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B - NPFG Insured	5.000	07/01/34		5,008
	5,000		Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A - NPFG Insured	5.000	07/01/34		5,008
	4,000,000		Kalamazoo County, Michigan, General Obligation Bonds, Limitied Tax Series 2022	4.000	05/01/45		3,720,464
	3,315,000		Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018	5.000	11/01/43		3,348,796
	6,385,000		Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020 - BAM Insured	4.000	11/01/55		5,600,645
	2,000,000		Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A	5.000	11/15/48		1,995,340
	1,000,000		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Madison Academy Project, Refunding Series 2021	5.000	12/01/46		844,770
	1,015,000		Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2	5.000	06/01/49		1,020,355
	735,000		Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6	4.000	11/15/47		631,911
	5,265,000	(c)	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F- 6, (Pre-refunded 11/15/26)	4.000	11/15/47		5,317,930
	435,000	(c)	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, (Pre-refunded 10/15/25)	5.000	04/15/30		438,158
	9,565,000		Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/30		9,619,386
	2,100,000		Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2023II	4.000	10/15/43		1,966,565
	3,020,000		Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2021A	4.000	11/15/37		2,955,928
	6,510,000		Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2021A	4.000	11/15/38		6,338,707

22	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		MICHIGAN (continued)
$1,515,000		Michigan Technological University, General Revenue Bonds, Series 2023A - AGM Insured	5.000%	10/01/47	$	1,533,866
675,000		Michigan Technological University, General Revenue Bonds, Series 2023A - AGM Insured	5.250	10/01/52		687,939
1,100,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D	5.000	12/01/45		1,101,044
5,000,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023A - AGM Insured	5.250	12/01/48		5,251,767
		TOTAL MICHIGAN				61,573,110

		MISSOURI - 0.2%
3,465,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A	5.000	11/15/48		3,355,039
		TOTAL MISSOURI				3,355,039

		MONTANA - 0.5%
1,040,000		Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B	5.000	07/01/29		1,071,361
2,475,000		Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B	5.000	07/01/30		2,548,378
1,415,000		Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B	5.000	07/01/31		1,455,155
1,980,000		Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B	5.000	07/01/32		2,031,506
3,045,000		Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A	5.000	08/15/48		3,015,329
		TOTAL MONTANA				10,121,729

		NEBRASKA - 0.9%
1,710,000		Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A	5.000	09/01/35		1,808,573
1,400,000		Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015	5.000	11/01/45		1,381,085
10,500,000		Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2024C	5.000	02/01/54		10,862,456
2,415,000		Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2015A	5.250	02/01/42		2,416,903
		TOTAL NEBRASKA				16,469,017

		NEVADA - 0.9%
5,000,000		Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B	5.000	07/01/43		5,049,920
8,500,000		Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C	5.250	07/01/43		8,641,733
505,000		Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A	5.000	06/01/41		507,238
2,000,000		Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A	5.000	06/01/48		2,019,063
250,000		Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B - AGM Insured	5.000	06/01/33		259,946
		TOTAL NEVADA				16,477,900

		NEW JERSEY - 5.3%
930,000		New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013 - AGM Insured, (AMT)	5.125	01/01/39		931,687
6,000,000	(c)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, (Pre-refunded 12/15/26)	5.500	06/15/31		6,238,031
5,990,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1 - AGM Insured	5.500	09/01/25		6,032,467
4,500,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2024A	5.250	07/01/49		4,678,614

See Notes to Financial Statements	23

Portfolio of Investments April 30, 2025 (continued)

NUV

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		NEW JERSEY (continued)
$3,070,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2024A	4.125%	07/01/54	$	2,712,584
3,380,000		New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022BB	4.000	06/15/46		3,031,807
9,420,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/31		7,338,004
30,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - FGIC Insured	0.000	12/15/30		24,328,785
27,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/32		20,210,045
2,750,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA	5.250	06/15/32		2,754,119
2,150,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA	5.250	06/15/34		2,152,394
1,220,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA	4.000	06/15/50		1,081,671
2,720,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2024CC	5.250	06/15/50		2,828,179
8,360,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2024CC	5.250	06/15/55		8,681,213
3,760,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G	4.000	01/01/43		3,549,888
2,370,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46		2,300,763
		TOTAL NEW JERSEY				98,850,251

		NEW YORK - 14.4%
3,000,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/55		2,439,774
4,200,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021B	4.000	03/15/47		3,859,385
780,000	(c)	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A, (Pre- refunded 7/01/27)	5.000	07/01/42		812,917
2,970,000		Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A	5.000	07/01/42		2,988,845
4,350,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.500	10/01/54		4,592,873
10,000,000	(f)	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2024A, (UB)	5.000	03/15/54		10,334,402
13,265,000		Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2024B	5.000	03/15/49		13,780,830
1,950,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018	5.000	09/01/39		2,012,582
2,100,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2021A	4.000	09/01/41		2,031,671
2,345,000		Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Green Series 2024A	4.000	11/15/51		2,125,156
3,100,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	4.750	11/15/45		3,057,630
8,325,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.000	11/15/50		8,354,233
2,000,000	(b)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31		2,024,296
350,000		New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable Class E Series 2024	4.375	12/15/31		353,376
1,500,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A - AGM Insured	5.000	01/01/29		1,587,635
4,000,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2	4.000	06/15/37		3,974,134

24	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		NEW YORK (continued)
$17,425,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A	5.000%	07/15/37	$	17,949,135
5,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1	5.000	02/01/51		5,115,368
7,500,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	5.500	05/01/52		8,034,212
4,305,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025E	5.000	11/01/53		4,437,169
2,825,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025H-1	5.250	11/01/48		3,002,380
14,000,000	(f)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025H-1, (UB)	5.000	11/01/50		14,490,309
3,465,000		New York City, New York, General Obligation Bonds, Fiscal 2021 Series C	5.000	08/01/42		3,590,213
11,755,000	(b)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44		11,704,348
3,180,000		New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series 1WTC-2021 - BAM Insured	4.000	02/15/43		2,937,079
15,000,000	(f)	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, General Purpose Series 2025A, (UB)	5.000	03/15/52		15,498,144
3,000,000		New York State Power Authority, General Revenue Bonds, Series 2020A	4.000	11/15/50		2,698,182
1,000,000		New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A	4.000	03/15/49		915,372
1,620,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A - AGM Insured, (AMT)	4.000	07/01/32		1,619,745
8,270,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/41		8,270,660
6,250,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	4.500	12/31/54		5,762,768
11,380,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.250	12/31/54		11,562,971
5,190,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.500	06/30/54		5,269,030
2,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.375	06/30/60		2,005,854
5,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/40		5,056,292
3,250,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/34		3,276,946
5,250,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/36		5,267,826
7,495,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty-Fourth Series 2024	5.000	07/15/54		7,741,923
8,000,000		Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A	5.000	11/15/37		8,144,106
3,000,000		Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A	5.000	11/15/50		3,001,956
7,000,000		Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2024A-1	4.000	11/15/54		6,359,725

See Notes to Financial Statements	25

Portfolio of Investments April 30, 2025 (continued)

NUV

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		NEW YORK (continued)
$6,620,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond Certified Series 2024B-2	5.250%	05/15/54	$	6,976,764
7,000,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2	4.500	05/15/52		7,001,009
5,000,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1	5.000	05/15/51		5,115,879
5,085,000	(f)	Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A, (UB)	5.250	12/01/54		5,341,927
6,000,000		Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax, Series 2022A	5.250	05/15/57		6,243,178
10,000,000		Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax, Series 2024A-1, (UB)	5.250	05/15/59		10,463,133
		TOTAL NEW YORK				269,183,342

		NORTH CAROLINA - 0.6%
1,140,000		Mebane, North Carolina, Combined Utilities Revenue Bonds, Series 2024	4.000	08/01/49		1,018,049
4,175,000		North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)	5.000	06/30/54		4,082,615
2,995,000		North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A	5.000	07/01/54		2,959,936
1,625,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017	5.000	01/01/30		1,662,134
1,850,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017	5.000	01/01/32		1,887,834
		TOTAL NORTH CAROLINA				11,610,568

		NORTH DAKOTA - 0.1%
1,840,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A	5.000	12/01/42		1,822,108
		TOTAL NORTH DAKOTA				1,822,108

		OHIO - 2.8%
1,325,000		American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Refunding Series 2024A	5.000	02/15/48		1,356,887
36,390,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55		31,802,495
4,975,000		Central Ohio Transit Authority, Ohio, General Obligation Bonds, Capital Facilities Limited Tax Series 2023	5.000	12/01/53		5,149,228
1,165,000		Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025B	5.250	01/01/50		1,220,704
3,485,000		Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH	4.000	12/01/46		3,107,424
3,190,000		Ohio State, Hospital Revenue Bonds, Children’s Hospital Medical Center of Akron, Series 2024A	5.250	08/15/48		3,366,146
1,755,000		Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT First Subordinate Development Revenue Bonds, Refunding Series 2024B - AGM Insured	4.250	12/01/48		1,676,370
1,015,000		Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT First Subordinate Development Revenue Bonds, Refunding Series 2024B	5.000	12/01/53		1,019,582
1,835,000	(b)	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021	4.250	12/01/50		1,676,747
2,250,000		Tolles Career and Technical Center, Madison, Franklin, Delaware, Fayette, and Union Counties, Ohio, Certificates of Participation, School Facilities Project Series 2024	5.250	12/01/53		2,303,018
		TOTAL OHIO				52,678,601

26	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE

	OKLAHOMA - 1.2%
$1,790,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.250%	08/15/43	$	1,809,115
7,040,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57		7,065,123
1,000,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2022	5.500	08/15/37		1,024,316
10,000,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A	5.000	01/01/42		10,057,368
2,400,000	Oklahoma Water Resources Board, Oklahoma, State Loan Program Revenue Bonds, Series 2024C	4.000	10/01/54		2,138,171
	TOTAL OKLAHOMA				22,094,093

	OREGON - 0.6%
1,300,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Columbia Memorial Hospital Project, Series 2024	5.250	08/01/49		1,329,455
2,000,000	Oregon State, General Obligation Bonds, Article XI-Q State Projects Series 2021A	4.000	05/01/40		1,966,627
7,500,000	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Refunding Series 2023A	5.000	12/01/47		7,784,744
	TOTAL OREGON				11,080,826

	PENNSYLVANIA - 2.2%
1,555,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2024	4.000	12/01/49		1,433,782
3,155,000	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1	5.000	02/15/45		3,154,851
3,035,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B	4.000	05/01/52		2,533,863
5,000,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A	4.600	10/01/44		4,965,197
10,000,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-146A	4.750	04/01/53		9,911,777
2,000,000	Pennsylvania State University, Revenue Bonds, Refunding Series 2016A	5.000	09/01/41		2,022,439
1,250,000	Pennsylvania Turnpike Commission, Motor License Fund- Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A	4.750	12/01/37		1,260,776
2,685,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2021A	4.000	12/01/51		2,471,807
3,000,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2018A-2	5.000	12/01/48		3,043,292
5,385,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2024C	5.250	12/01/54		5,676,266
1,025,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A	4.000	12/01/49		891,812
3,180,000	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2025A	5.250	09/01/50		3,396,865
1,350,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2017, (AMT)	5.000	01/01/38		1,335,981
	TOTAL PENNSYLVANIA				42,098,708

	PUERTO RICO - 1.8%
10,046,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33		7,069,862
5,985,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34		5,874,249
3,250,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53		3,021,587
5,125,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58		4,903,277
14,119,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40		13,275,871
	TOTAL PUERTO RICO				34,144,846

See Notes to Financial Statements	27

Portfolio of Investments April 30, 2025 (continued)

NUV

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		SOUTH CAROLINA - 2.8%
$12,760,000		Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2 - AGC Insured	0.000%	01/01/28	$	11,606,682
9,535,000		Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2 - AGC Insured	0.000	01/01/29		8,346,446
3,750,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, McLeod Health Project, Series 2024	5.250	11/01/54		3,930,925
2,600,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/48		2,785,535
2,600,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/50		2,777,147
4,000,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A	4.000	12/01/39		3,828,486
5,500,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B	5.000	12/01/46		5,504,893
8,000,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B	5.000	12/01/56		7,990,555
1,500,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2022A	5.000	12/01/55		1,504,622
3,750,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2024B	5.000	12/01/54		3,779,133
		TOTAL SOUTH CAROLINA				52,054,424

		SOUTH DAKOTA - 0.1%
2,630,000		Baltic School District No. 49-1, South Dakota, General Obligation Bonds, Series 2022 - AGM Insured	5.250	12/01/47		2,725,230
		TOTAL SOUTH DAKOTA				2,725,230

		TENNESSEE - 1.3%
1,000,000		Loudon, Tennessee, Water and Sewer Revenue Bonds, Series 2023	5.000	03/01/40		1,052,171
1,000,000		Loudon, Tennessee, Water and Sewer Revenue Bonds, Series 2023	5.000	03/01/41		1,045,373
1,495,000		Loudon, Tennessee, Water and Sewer Revenue Bonds, Series 2023	5.000	03/01/42		1,555,419
4,250,000		Loudon, Tennessee, Water and Sewer Revenue Bonds, Series 2023	4.375	03/01/48		3,975,841
3,570,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Refunding and Improvement Series 2024	5.000	10/01/49		3,709,274
2,000,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022A	5.250	07/01/47		2,083,150
1,375,000		New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021	0.000	04/01/40		607,629
3,000,000		Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2017A	5.000	11/01/42		3,043,723
5,000,000		Tennessee State, General Obligation Bonds, Series 2023A	5.000	05/01/40		5,414,043
3,240,000		West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Improvement Series 2022	4.000	06/01/52		2,909,378
		TOTAL TENNESSEE				25,396,001

		TEXAS - 11.6%
1,000,000	(b)	Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds, Backyard Public Improvement District Project, Series 2021	5.250	09/01/51		904,932
4,750,000		Bexar County Hospital District, Texas, Certificates of Obligation, Series 2023	5.000	02/15/48		4,860,272
3,000,000		Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2024B	4.000	08/15/54		2,726,626
1,500,000		Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Refunding School Building Series 2024	4.000	02/15/49		1,367,647

28	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		TEXAS (continued)
$10,000,000		Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building Series 2025	4.000%	02/15/50	$	9,135,056
3,635,000		Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, School Building Series 2024	4.250	02/01/54		3,396,175
2,600,000		Fort Bend County Municipal Utility District 50, Texas, General Obligation Bonds, Series 2018A - AGM Insured	4.000	09/01/46		2,316,299
5,500,000		Fort Bend County Municipal Utility District 50, Texas, General Obligation Bonds, Series 2018A - AGM Insured	4.000	09/01/48		4,837,096
2,190,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2024A, (AMT)	5.250	08/01/37		2,300,284
700,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2024A, (AMT)	5.250	08/01/39		731,882
2,000,000		Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System Revenue Bonds, Refunding Series 2024	5.000	03/01/50		2,057,415
3,720,000		Greenwood Independent School District, Midland County, Texas, School Building Bonds, Series 2024	4.000	02/15/54		3,339,857
2,765,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2024C, (Mandatory Put 7/01/29)	5.000	07/01/54		2,938,179
2,845,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015	4.000	12/01/45		2,578,902
3,525,000		Harris County, Texas, General Obligation Bonds, Permanent Improvement Series 2024	4.000	09/15/49		3,196,702
7,295,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/50		1,941,965
845,000	(c)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (ETM)	0.000	11/15/27		773,547
11,055,000	(c)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (ETM)	0.000	11/15/27		10,120,188
4,565,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2024B	5.000	11/15/46		4,676,947
1,000,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	4.000	12/01/40		913,880
2,290,000		Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B	5.000	07/01/48		2,302,844
1,000,000		Houston, Texas, General Obligation Bonds, Refunding Series 2024A	4.125	03/01/51		931,164
24,755,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/29		20,887,650
12,940,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/30		10,451,729
10,000,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/31		7,718,634
19,500,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/32		14,330,780
3,255,000		Hutto, Texas, Certificates of Obligation Bonds, Combination Tax & Waterworks & Sewer System Revenue Series 2024 - BAM Insured	4.125	08/01/49		3,035,790
5,000,000		Hutto, Texas, Certificates of Obligation Bonds, Combination Tax & Waterworks & Sewer System Revenue Series 2024 - BAM Insured	4.250	08/01/54		4,676,410
2,500,000	(b)	Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Major Improvement Area Project, Series 2020B	4.875	09/01/50		2,185,145

See Notes to Financial Statements	29

Portfolio of Investments April 30, 2025 (continued)

NUV

	PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

			TEXAS (continued)
$	2,855,000		Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds, Schoolhouse Refunding Series 2024	5.250%	02/15/59	$	2,990,410
	5,120,000		Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A	5.000	08/15/39		5,136,987
	1,395,000		Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, (AMT)	5.000	11/01/28		1,395,125
	9,005,000		Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021A	5.000	05/15/51		9,090,402
	2,000,000		New Caney Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building Series 2024	4.000	02/15/54		1,783,970
	15,450,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D - AGC Insured	0.000	01/01/36		10,037,626
	8,000,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2016A	5.000	01/01/39		8,023,643
	5,000,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A	4.000	01/01/43		4,658,441
	3,855,000		Pasadena Economic Development Corporation, Harris County, Texas, Sales Tax Revenue Bonds, Series 2023 - BAM Insured	5.000	08/15/53		3,923,434
	4,187,000	(b)	Plano, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, Collin Creek East Public Improvement District Project, Series 2021	4.375	09/15/51		3,213,725
	2,500,000		San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding New Series 2024B	5.000	02/01/54		2,567,475
	1,750,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A	5.000	02/15/41		1,760,411
	5,000,000		Temple, Texas, General Obligation Bonds, Combination Tax and Revenue Series 2022B	4.000	08/01/47		4,551,752
	2,165,000		Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D	6.250	12/15/26		2,225,184
	5,400,000		Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A	5.000	12/31/35		5,612,528
	5,500,000		Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A - AMBAC Insured	0.000	08/15/25		5,438,987
	1,500,000		Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A	5.000	10/15/42		1,522,960
	5,000,000		Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2018B	5.000	10/15/38		5,159,538
	5,500,000		Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2023A	5.000	10/15/58		5,665,305
			TOTAL TEXAS				216,391,900
			UTAH - 1.1%
	3,500,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B	5.000	07/01/43		3,539,370
	9,550,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250	07/01/48		9,717,610
	4,250,000		Salt Lake City, Utah, Public Utilities Revenue Bonds, Series 2025	5.250	02/01/55		4,531,115
	1,320,000		Utah Charter School Finance Authority, Charter School Revenue Bonds, Bridge Elementary Project, Series 2021A	4.250	06/15/51		996,244
	2,000,000	(b)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Renaissance Academy Project, Refunding Series 2020	5.000	06/15/55		1,789,651
			TOTAL UTAH				20,573,990

30	See Notes to Financial Statements

	PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE

		VIRGINIA - 0.8%
$	1,805,000	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016	5.000%	07/01/51	$	1,787,647
	1,350,000	Henrico County Economic Development Authority, Virginia, Health Facilities Revenue Bonds, Bon Secours Mercy Health, Series 2025A-VA	5.000	11/01/48		1,356,040
	4,355,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1	5.000	06/01/47		3,904,082
	1,435,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-II	4.600	10/01/54		1,392,824
	2,000,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/47		1,967,290
	4,100,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/49		3,988,146
		TOTAL VIRGINIA				14,396,029

		WASHINGTON - 3.8%
	8,825,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Refunding & Improvement, Green Series 2021S-1	4.000	11/01/46		8,074,888
	2,235,000	Pierce County School District 10, Tacoma, Washington, General Obligation Bonds, Series 2020B	4.000	12/01/43		2,131,363
	5,000,000	Snohomish County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2021A	5.000	12/01/51		5,127,445
	12,000,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A	5.000	10/01/33		12,001,809
	1,310,000	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/30		1,327,893
	6,030,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase	4.000	07/01/37		5,698,287
	4,615,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Subordinate Series 2021B. Exchange Purchase	4.000	07/01/43		3,986,787
	7,830,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Subordinate Series 2021B. Exchange Purchase	3.000	07/01/48		5,292,239
	3,240,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018	4.000	07/01/58		2,499,394
	3,000,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018	5.000	07/01/58		2,888,378
	9,100,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C - NPFG Insured	0.000	06/01/29		7,926,949
	16,195,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C - NPFG Insured	0.000	06/01/30		13,591,092
		TOTAL WASHINGTON				70,546,524

		WEST VIRGINIA - 0.5%
	1,830,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A	5.000	01/01/34		1,873,999
	2,750,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A	5.000	09/01/38		2,778,825
	4,135,000	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2021	5.000	06/01/47		4,177,103
		TOTAL WEST VIRGINIA				8,829,927

See Notes to Financial Statements	31

Portfolio of Investments April 30, 2025 (continued)

NUV

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		WISCONSIN - 1.5%
$13,750,000	(b)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	7.000%	12/01/50	$	13,925,366
4,410,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012	5.000	06/01/39		4,414,503
2,975,000	(c)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, (Pre-refunded 5/15/26)	4.000	11/15/46		2,997,007
3,075,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A	4.000	11/15/46		2,657,154
935,000	(c)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, (Pre-refunded 5/15/26)	4.000	11/15/46		941,916
2,300,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc Series 2024A	5.500	02/15/54		2,433,279
		TOTAL WISCONSIN				27,369,225
		TOTAL MUNICIPAL BONDS (Cost $1,928,141,694)				1,932,185,132
		TOTAL LONG-TERM INVESTMENTS (Cost $1,934,890,944)				1,938,922,757
		FLOATING RATE OBLIGATIONS - (4.2)%				(79,265,000)
		OTHER ASSETS & LIABILITIES, NET - 0.5%				10,267,895
		NET ASSETS APPLICABLE TO COMMON SHARES - 100%		$ 1,869,925,652

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a)	Affiliated holding
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $70,593,425 or 3.6% of Total Investments.
(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d)	When-issued or delayed delivery security.
(e)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

32	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

NUW

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		LONG-TERM INVESTMENTS - 101.7%

		MUNICIPAL BONDS - 101.7%

		ALABAMA - 2.0%
$2,000,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)	5.000%	03/01/55	$	2,108,695
1,990,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2024C, (Mandatory Put 7/01/31)	5.000	05/01/55		2,080,299
1,000,000		Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory Put 5/01/32)	5.000	06/01/49		1,046,172
		TOTAL ALABAMA				5,235,166

		ARIZONA - 1.6%
1,000,000		Arizona Board of Regents, University of Arizona, System Revenue Bonds, Green Series 2016B	5.000	06/01/46		1,010,971
3,045,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37		3,168,090
		TOTAL ARIZONA				4,179,061

		CALIFORNIA - 11.7%
1,730,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000	09/01/30		1,431,100
1,250,000		Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue Bonds, Senior Series 2024A - AGM Insured	4.000	07/01/54		1,174,707
1,170,000		California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2024A	5.250	12/01/42		1,202,797
340,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019	5.000	07/01/39		345,262
2,500,000	(b)	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Series 2025A, (UB)	5.250	06/01/50		2,675,421
450,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A	6.500	11/01/39		534,819
10,200,000		Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A - AGC Insured	7.000	08/01/38		11,207,765
1,030,000		Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A	0.000	08/01/35		699,961
12,955,000		San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G - AGM Insured	0.000	08/01/35		8,565,113
5,185,000		San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015	0.000	08/01/44		1,895,070
1,000,000		Southern California Public Power Authority, California, Revenue Bonds, Clean Energy Project Revenue Bonds, Series 2024A, (Mandatory Put 9/01/30)	5.000	04/01/55		1,040,374
		TOTAL CALIFORNIA				30,772,389

		COLORADO - 5.7%
1,205,000		Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2024A	5.000	12/01/47		1,255,034
3,000,000		Aurora, Colorado, Water Revenue Bonds, First Lien Series 2024	5.000	08/01/49		3,122,185
375,000		Bennett, Colorado, Wastewater Revenue Bonds, Series 2024	5.000	12/01/44		393,046
1,635,000	(b)	Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2025A	5.250	12/01/54		1,696,297
1,500,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/36		1,500,276
1,750,000		Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2019A	4.000	12/01/38		1,617,016
5,885,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	09/01/34		4,053,569
200,000		Hunters Overlook Metropolitan District 5, Severance, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2024	5.000	12/01/44		207,877

See Notes to Financial Statements	33

Portfolio of Investments April 30, 2025 (continued)

NUW

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		COLORADO (continued)
$1,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.500%	11/15/38	$	1,168,561
		TOTAL COLORADO				15,013,861

		DISTRICT OF COLUMBIA - 0.3%
725,000		Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A	5.000	07/15/45		737,608
		TOTAL DISTRICT OF COLUMBIA				737,608

		FLORIDA - 3.3%
1,655,000		Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A	4.000	10/01/49		1,482,160
500,000		Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A	5.000	10/01/36		512,805
1,000,000		Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health Obligated Group, Series 2024C, (Mandatory Put 11/15/31)	5.000	11/15/59		1,088,030
1,500,000		Hillsborough County Industrial Development Authority, Florida, Health System Revenue Bonds, BayCare Health System Series 2024C	5.250	11/15/49		1,571,386
1,000,000		JEA, Florida, Water and Sewer System Revenue Bonds, Series 2020A	5.000	10/01/34		1,066,184
535,000		Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A - AGM Insured	5.000	02/01/44		537,500
1,965,000		Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2024A	5.250	10/01/54		2,050,630
510,000		Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding Series 2018B	5.000	03/15/42		511,391
		TOTAL FLORIDA				8,820,086

		GEORGIA - 2.3%
2,000,000		Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B	5.250	02/15/45		2,011,072
1,145,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024D, (Mandatory Put 4/01/31)	5.000	04/01/54		1,203,102
1,470,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A - BAM Insured	5.000	01/01/49		1,470,454
1,790,000		Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A	0.000	01/01/32		1,331,289
		TOTAL GEORGIA				6,015,917

		ILLINOIS - 7.8%
2,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46		2,038,443
7,500,000		Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2023A	5.250	05/15/54		7,719,261
375,000	(c)	Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving Fund Revenue Bonds, Series 2017, (Pre-refunded 1/01/27)	5.000	07/01/37		384,164
1,100,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/48		1,118,383
1,500,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27		1,552,056
525,000		Illinois State, General Obligation Bonds, October Series 2016	5.000	02/01/27		538,511
495,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	4.000	06/15/50		404,999
500,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2024B	5.000	06/15/53		490,538
11,420,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/37		6,269,765
		TOTAL ILLINOIS				20,516,120

34	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		KENTUCKY - 3.1%
$1,000,000		Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A	5.000%	09/01/43	$	1,007,725
1,000,000		Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/32		1,046,201
4,050,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	01/01/45		4,050,598
1,080,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Refunding First Tier Series 2021B - AGM Insured	4.000	07/01/53		959,148
1,050,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)	5.000	01/01/55		1,100,149
		TOTAL KENTUCKY				8,163,821
		MAINE - 0.9%
2,425,000		University of Maine, System Revenue Bonds, Series 2022	5.000	03/01/47		2,487,605
		TOTAL MAINE				2,487,605
		MARYLAND - 3.6%
3,420,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/33		3,436,786
1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Lifebridge Health Issue Series 2023	5.000	07/01/54		1,023,047
5,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A	5.000	05/15/45		4,938,824
		TOTAL MARYLAND				9,398,657
		MASSACHUSETTS - 2.0%
5,000,000		Massachusetts State, General Obligation Bonds, Consolidated Series 2024B, (UB)	5.000	05/01/54		5,169,542
		TOTAL MASSACHUSETTS				5,169,542
		MICHIGAN - 1.4%
1,000,000		Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018	5.000	11/01/43		1,010,195
2,500,000		Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020 - BAM Insured	4.000	11/01/55		2,192,891
550,000		Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2	5.000	06/01/49		552,902
		TOTAL MICHIGAN				3,755,988
		MINNESOTA - 0.8%
1,145,000		Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A	5.000	12/01/47		1,159,339
1,000,000		University of Minnesota, General Obligation Bonds, Series 2017A	5.000	09/01/36		1,028,085
		TOTAL MINNESOTA				2,187,424
		NEBRASKA - 0.8%
2,000,000		Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2015A	5.250	02/01/42		2,001,576
		TOTAL NEBRASKA				2,001,576
		NEVADA - 1.5%
4,000,000		Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C	5.250	07/01/43		4,066,698
35,000	(a)	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A	2.750	06/15/28		33,753
		TOTAL NEVADA				4,100,451

See Notes to Financial Statements	35

Portfolio of Investments April 30, 2025 (continued)

NUW

	PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
			NEW JERSEY - 6.9%
$	80,000		Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Correctional Facility Project, Series 2018 - BAM Insured	4.000%	10/01/43	$	75,154
	125,000		Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A	5.000	01/01/38		129,830
	35,000		Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018 - BAM Insured	3.125	03/01/31		33,866
	30,000		Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018 - BAM Insured	3.250	03/01/32		28,999
	50,000		Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018 - BAM Insured	3.500	03/01/36		48,222
	25,000		New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A	5.000	07/01/38		24,719
	220,000		New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017	4.000	07/15/37		207,234
	25,000		New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017	5.000	07/15/47		24,694
	100,000	(a)	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A	5.125	09/01/52		96,214
	35,000		New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014	5.250	01/01/44		32,269
	100,000		New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B	4.500	06/15/40		98,995
	125,000		New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A	3.375	07/01/30		118,687
	55,000		New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A	5.000	07/01/47		51,125
	100,000		New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A	5.000	01/01/48		91,894
	155,000		New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015	5.000	07/01/47		135,673
	100,000	(a),(d)	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020	5.000	01/01/40		64,413
	935,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1 - NPFG Insured	5.500	09/01/27		981,897
	100,000		New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H - AGM Insured	4.000	07/01/39		96,853
	5,000		New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F	3.750	07/01/37		3,677
	100,000		New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F	4.000	07/01/42		68,064
	100,000		New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F	5.000	07/01/47		71,908
	75,000		New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D	5.000	07/01/38		75,007
	435,000		New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C	3.000	07/01/41		337,228
	25,000		New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C	4.000	07/01/46		21,324
	200,000		New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A	4.000	07/01/47		177,746
	30,000		New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A	5.000	07/01/47		30,168
	150,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A	5.000	07/01/57		146,767

36	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		NEW JERSEY (continued)
$110,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A	4.000%	07/01/45	$	95,157
360,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A	5.000	07/01/42		363,354
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2024A	5.250	07/01/49		2,079,384
1,875,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2024A	4.125	07/01/54		1,656,708
30,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A	5.000	07/01/34		30,393
125,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A	5.000	07/01/43		124,671
10,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	3.000	07/01/32		8,952
405,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	4.000	07/01/48		339,744
130,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A - AGM Insured	4.125	07/01/38		124,389
110,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A - AGM Insured	5.000	07/01/46		109,985
50,000	(a)	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018	5.750	10/01/38		35,971
120,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A	4.000	11/01/45		106,945
270,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B	3.600	11/01/40		243,915
435,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A	3.875	11/01/38		404,300
125,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A	3.600	04/01/33		119,859
75,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A	3.750	10/01/35		71,433
665,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C	3.950	10/01/44		603,029
200,000		New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A	5.000	07/01/45		200,262
5,020,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/31		3,910,486
2,170,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A	0.000	12/15/39		1,115,165
255,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA	5.250	06/15/41		255,082
50,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	4.000	12/15/39		47,704
225,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	3.500	06/15/46		181,791
100,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	4.000	06/15/50		88,661
30,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA	4.000	06/15/50		26,598
1,500,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2024CC	5.250	06/15/55		1,557,634
215,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	4.000	06/01/37		201,427
305,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.250	06/01/46		306,276
420,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46		407,730

See Notes to Financial Statements	37

Portfolio of Investments April 30, 2025 (continued)

NUW

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE

	NEW JERSEY (continued)
$170,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A	5.000%	06/15/41	$	170,138
	TOTAL NEW JERSEY				18,259,770

	NEW YORK - 7.1%
1,000,000	Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.500	10/01/54		1,055,833
3,000,000	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007	5.500	10/01/37		3,409,364
1,500,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017	5.000	09/01/42		1,514,243
2,050,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018	5.000	09/01/39		2,115,792
1,390,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.000	11/15/50		1,394,881
750,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E	5.000	11/15/30		806,978
200,000	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class D Series 2024	4.000	12/15/31		202,135
1,450,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2024A-1	4.000	05/01/53		1,288,439
1,510,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2024A-1	5.000	05/01/53		1,550,302
2,500,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	5.500	05/01/52		2,678,071
1,230,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C	5.000	08/01/42		1,274,448
1,325,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond Certified Series 2024B-2	5.250	05/15/54		1,396,407
	TOTAL NEW YORK				18,686,893

	NORTH CAROLINA - 0.7%
285,000	Mebane, North Carolina, Combined Utilities Revenue Bonds, Series 2024	4.000	08/01/49		254,512
1,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B	5.000	07/01/42		1,003,408
700,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017	5.000	01/01/32		714,316
	TOTAL NORTH CAROLINA				1,972,236

	OHIO - 5.2%
8,560,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55		7,480,884
3,095,000	Central Ohio Transit Authority, Ohio, General Obligation Bonds, Capital Facilities Limited Tax Series 2023	5.000	12/01/48		3,231,454
1,000,000	Ohio State, Hospital Revenue Bonds, Children’s Hospital Medical Center of Akron, Series 2024A	5.250	08/15/48		1,055,218
1,005,000	Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT First Subordinate Development Revenue Bonds, Refunding Series 2024B	5.000	12/01/63		996,934
1,000,000	Tolles Career and Technical Center, Madison, Franklin, Delaware, Fayette, and Union Counties, Ohio, Certificates of Participation, School Facilities Project Series 2024	5.250	12/01/53		1,023,563
	TOTAL OHIO				13,788,053

	OKLAHOMA - 0.4%
500,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57		501,784
600,000	Oklahoma Water Resources Board, Oklahoma, State Loan Program Revenue Bonds, Series 2024C	4.000	10/01/54		534,543
	TOTAL OKLAHOMA				1,036,327

38	See Notes to Financial Statements

	PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

			PENNSYLVANIA - 5.0%
$	50,000		Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017	5.000%	10/15/37	$	46,044
	465,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/44		408,802
	500,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2024	4.000	12/01/49		461,023
	230,000	(a)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017	5.000	05/01/42		217,061
	155,000		Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A	5.000	05/15/42		152,082
	20,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34		20,909
	266,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39		246,196
	133,000	(e)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44		95,820
	42,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34		42,052
	70,000		Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016	5.125	03/15/36		70,257
	75,000		Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A	4.000	10/01/37		73,110
	35,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2019	5.000	12/01/51		26,706
	20,000		Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A	5.000	12/15/47		18,831
	15,000		Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A	5.000	08/01/45		13,665
	40,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018	5.000	06/01/33		41,042
	355,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018 - AGM Insured	4.000	06/01/39		327,048
	70,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019	5.000	01/01/45		62,492
	40,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015	4.000	01/01/33		38,147
	45,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015	5.000	01/01/38		44,999
	100,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	5.000	01/01/29		100,198
	25,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A	4.125	01/01/38		23,101
	5,000	(c)	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A, (Pre-refunded 1/01/29)	5.000	01/01/39		5,296
	20,000	(c)	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A, (Pre-refunded 1/01/29)	5.000	01/01/39		21,182
	5,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A	5.000	01/01/39		5,003
	30,000		Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University Project, Series 2019	5.000	05/01/48		26,167
	30,000		Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014	5.000	05/01/37		28,501

See Notes to Financial Statements	39

Portfolio of Investments April 30, 2025 (continued)

NUW

	PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
			PENNSYLVANIA (continued)
$	245,000		Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000%	07/01/42	$	248,141
	540,000		Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000	07/01/47		540,994
	40,000	(c)	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2016A, (Pre-refunded 7/01/26)	5.000	07/01/41		40,761
	185,000		Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2016A	5.000	07/01/41		185,438
	25,000		Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A	4.000	07/01/45		21,861
	150,000		Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018	5.000	07/15/48		133,747
	100,000	(c)	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2015, (Pre-refunded 7/01/25)	5.000	07/01/47		100,203
	25,000		Easton Area School District, Northampton County, Pennsylvania, General Obligation Bonds, Series 2020B	5.000	02/01/31		26,167
	60,000		Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016	4.000	05/01/46		48,054
	35,000		Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2	3.500	05/01/41		27,709
	20,000		Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015	5.000	11/01/35		19,493
	40,000		Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2020	5.000	03/01/50		31,757
	100,000		Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016	4.000	11/01/41		88,829
	100,000	(a)	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014	6.875	07/01/33		97,235
	50,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	5.000	09/01/48		49,439
	90,000		Northampton County General Purpose Authority, Pennsylvania, Revenue Bonds, Lafayette College, Refunding Series 2018	4.000	11/01/38		87,257
	55,000		Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2019	5.000	11/01/44		49,177
	35,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012	4.000	11/01/39		31,588
	60,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012	5.000	11/01/42		59,998
	450,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121	3.200	10/01/41		363,632
	65,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B	3.450	10/01/32		63,648
	45,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125B	3.700	10/01/47		37,188
	45,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133	2.500	10/01/45		30,860
	1,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A	4.600	10/01/44		993,040
	3,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-146A	4.750	04/01/53		2,973,533
	100,000		Pennsylvania Turnpike Commission, Motor License Fund- Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A	4.750	12/01/37		100,862
	1,000,000		Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2021A	4.000	12/01/51		920,599
	100,000		Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series 2018B	5.000	12/01/48		101,015
	585,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B	5.000	12/01/45		585,939

40	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		PENNSYLVANIA (continued)
$1,615,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2024C	5.250%	12/01/54	$	1,702,353
50,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A	4.000	12/01/49		43,503
25,000	(a)	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020	5.000	06/15/50		23,101
70,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	3.625	05/01/35		51,232
44,612	(a),(d)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017	5.000	03/15/45		34,797
5,000	(a),(c),(d)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded 3/15/28)	5.000	03/15/45		5,266
100,000		Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2017	5.000	12/15/34		102,208
145,000	(c)	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, (Pre- refunded 1/01/27)	5.000	07/01/45		149,853
55,000		Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B	5.000	07/01/45		54,266
35,000		Rostraver Township, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2018 - AGM Insured	3.500	09/01/34		33,577
100,000		Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016	5.000	06/01/46		83,905
10,000		The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A	5.000	11/15/28		10,002
40,000		Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A - AGM Insured	3.000	09/01/44		31,511
145,000		Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5	3.375	11/01/36		124,105
15,000		Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018	5.000	07/01/35		14,525
		TOTAL PENNSYLVANIA				13,138,102

		PUERTO RICO - 3.1%
1,170,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33		823,387
1,739,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34		1,706,820
3,812,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58		3,647,081
710,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A	4.550	07/01/40		671,163
1,360,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40		1,278,786
10,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40		9,403
49,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58		45,231
		TOTAL PUERTO RICO				8,181,871

See Notes to Financial Statements	41

Portfolio of Investments April 30, 2025 (continued)

NUW

PRINCIPAL	DESCRIPTION	RATE	MATURITY		VALUE
	SOUTH CAROLINA - 3.2%
$5,435,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2 - AGC Insured	0.000%	01/01/29	$	4,757,518
1,250,000	South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, McLeod Health Project, Series 2024	5.250	11/01/54		1,310,308
1,000,000	South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/54		1,065,943
1,250,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2024B	5.000	12/01/54		1,259,711
	TOTAL SOUTH CAROLINA				8,393,480

	TENNESSEE - 3.4%
3,090,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44		3,066,745
4,000,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B	5.625	09/01/26		4,072,279
2,160,000	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Improvement Series 2022	4.000	06/01/47		1,969,560
	TOTAL TENNESSEE				9,108,584

	TEXAS - 10.6%
1,000,000	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2023	5.000	02/15/48		1,023,215
500,000	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Refunding School Building Series 2024	4.000	02/15/49		455,882
500,000	Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System Revenue Bonds, Refunding Series 2024	5.000	03/01/50		514,354
1,595,000	Greenwood Independent School District, Midland County, Texas, School Building Bonds, Series 2024	4.000	02/15/54		1,432,009
1,000,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2024C, (Mandatory Put 7/01/29)	5.000	07/01/54		1,062,632
3,000,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/32		2,204,735
7,935,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/33		5,535,215
1,145,000	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds, Schoolhouse Refunding Series 2024	5.250	02/15/59		1,199,306
2,430,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021A	5.000	05/15/51		2,453,046
1,000,000	New Caney Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building Series 2024	4.000	02/15/54		891,985
1,000,000	San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding New Series 2024B	5.000	02/01/54		1,026,990
250,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A	5.000	02/15/41		251,487
1,600,000	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A	5.000	12/31/35		1,662,971
1,000,000	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	5.000	08/01/57		1,001,034
7,635,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2016	4.000	10/15/41		7,166,978
	TOTAL TEXAS				27,881,839

42	See Notes to Financial Statements

	PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

			UTAH - 0.6%
$	1,500,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B	5.000%	07/01/47	$	1,505,630
			TOTAL UTAH				1,505,630

			VIRGINIA - 1.5%
	1,160,000		Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016	5.000	07/01/51		1,148,848
	1,400,000		Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B	4.875	07/15/40		1,357,714
	500,000		Henrico County Economic Development Authority, Virginia, Health Facilities Revenue Bonds, Bon Secours Mercy Health, Series 2025A-VA	5.000	11/01/48		502,237
	1,000,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-II	4.600	10/01/54		970,609
			TOTAL VIRGINIA				3,979,408

			WASHINGTON - 2.9%
	3,330,000		Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A - NPFG Insured	0.000	06/01/29		2,879,862
	690,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/30		699,425
	2,165,000		Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase	4.000	07/01/37		2,045,902
	2,000,000		Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018	5.000	07/01/58		1,925,585
			TOTAL WASHINGTON				7,550,774

			WEST VIRGINIA - 0.9%
	530,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A	5.000	01/01/34		542,743
	1,800,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A	5.000	09/01/38		1,818,867
			TOTAL WEST VIRGINIA				2,361,610

			WISCONSIN - 1.4%
	2,000,000	(a)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	7.000	12/01/50		2,025,508
	2,000,000		Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community, Series 2023A	5.000	06/01/52		1,785,600

			TOTAL WISCONSIN				3,811,108

			TOTAL MUNICIPAL BONDS (Cost $268,582,184)				268,210,957

			TOTAL LONG-TERM INVESTMENTS (Cost $268,582,184)				268,210,957

			FLOATING RATE OBLIGATIONS - (2.3)%				(6,000,000)

			OTHER ASSETS & LIABILITIES, NET - 0.6%				1,449,446

			NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$	263,660,403

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,978,581 or 1.1% of Total Investments.
(b)	When-issued or delayed delivery security.
(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

See Notes to Financial Statements	43

Portfolio of Investments April 30, 2025 (continued)

NUW

(e)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

44	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

NMI

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		LONG-TERM INVESTMENTS - 98.0%
		MUNICIPAL BONDS - 98.0%

		ALABAMA - 1.9%
$260,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250%	10/01/49	$	262,336
535,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54		488,299
1,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 5, Series 2023A, (Mandatory Put 7/01/29)	5.250	01/01/54		1,033,703
100,000	(a)	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A	5.250	05/01/44		97,659
		TOTAL ALABAMA				1,881,997

		ARIZONA - 3.9%
275,000		Arizona Industrial Development Authority Education Revenue Bonds, Academies of Math & Science Projects, Series 2023	5.250	07/01/43		271,702
665,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2024	4.250	07/01/44		579,432
1,495,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A	5.000	07/01/49		1,505,120
515,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.250	12/01/28		537,825
1,000,000	(a)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Desert Heights Charter School Project, Refunding Series 2024	6.125	06/01/57		939,802
		TOTAL ARIZONA				3,833,881

		ARKANSAS - 0.4%
200,000	(a)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450	09/01/52		200,160
200,000		Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2023, (AMT)	5.700	05/01/53		202,759
		TOTAL ARKANSAS				402,919

		CALIFORNIA - 5.6%
250,000		California Housing Finance Agency, California, Multifamily Housing Revenue Bonds, Power Station Block 7B, Limited Obligation Senior Series 2024L	5.200	12/01/27		253,169
1,000,000	(a)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65		965,796
625,000		California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2023B	5.500	09/01/43		651,577
375,000		California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2024A	5.000	09/01/48		379,186
500,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56		499,426
2,186	(b),(c)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39		2,186
300,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A	7.000	11/01/34		354,695
525,000		Palm Desert, California, Special Tax Bonds, Community Facilities District 2021-1 University Park, Series 2024	5.000	09/01/53		527,897
500,000	(a)	San Francisco City and County Special Tax District 2020-1, California, Special Tax Bonds, Mission Rock Facilities and Services, Shoreline Tax Zone 1 Series 2023C	5.750	09/01/53		520,510

See Notes to Financial Statements	45

Portfolio of Investments April 30, 2025 (continued)

NMI

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		CALIFORNIA (continued)
$710,000	(a)	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 2, Series 2023A	5.000%	09/01/38	$	734,001
490,000	(a)	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 2, Series 2023A	5.000	09/01/43		495,226
160,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B	5.250	01/15/44		160,042
		TOTAL CALIFORNIA				5,543,711

		COLORADO - 11.2%
500,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016	5.000	01/01/37		500,312
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44		992,474
1,395,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/43		1,395,304
500,000		Erie Highlands Metropolitan District 2, Weld County, Colorado, General Obligation Bonds, Limited Tax Series 2018A	5.250	12/01/48		479,888
700,000	(a)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34		675,338
200,000		Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024A-2	6.500	12/01/43		204,044
250,000	(a)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44		233,883
500,000	(a)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	6.625	12/01/56		475,787
500,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A	5.000	12/01/46		500,409
500,000	(a)	Parkdale Community Authority, Erie County, Colorado, Limited Tax Supported Convertible Capital Appreciation Revenue Bonds, District 2, Series 2024A	7.750	12/01/53		400,525
500,000	(a)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/41		434,096
802,000	(a)	Platte River Metropolitan District, Weld County, Colorado, General Obligation Bonds, Limited Tax Refunding Series 2023A	6.500	08/01/53		798,824
500,000		Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020	5.250	12/01/50		459,107
750,000		Silverstone Metropolitan District 3, Weld County, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2023	7.750	12/01/45		751,969
500,000	(a)	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 4 Subdistrict B, Refunding & Improvement Series 2024A	5.750	12/01/54		483,236
1,275,000	(a)	Ventana Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A	6.500	09/01/53		1,292,606
525,000		Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2022A	4.500	12/01/31		504,966
500,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.750	12/01/52		453,126
		TOTAL COLORADO				11,035,894

		DELAWARE - 0.1%
100,000		Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018	5.000	06/01/48		95,455
		TOTAL DELAWARE				95,455

46	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		FLORIDA - 11.3%
$250,000	(a)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2024 Project Series 2024	5.250%	05/01/55	$	242,038
790,000		Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A	5.000	09/01/33		790,327
500,000	(a)	Bridgewalk Community Development District, Osceola County, Florida, Special Assessment Bonds, Assessment Area 2 Series 2023	6.500	12/15/53		520,917
550,000	(a)	Capital Projects Finance Authority, Florida, Educational Revenue Bonds, Imagine Kissimmee Charter Academy Project, Series 2024	6.500	06/15/54		562,152
500,000	(a)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	6.000	08/15/63		463,668
1,000,000	(a)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A	6.250	06/15/53		1,020,559
140,000		Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, KIPP Miami North Campus Project, Refunding Series 2024A	6.000	06/15/54		142,271
210,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2023A	6.500	06/15/38		223,531
1,000,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500	07/01/53		1,000,650
355,000	(a)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57		365,984
500,000		Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017A, (AMT)	5.000	10/01/42		502,531
255,000	(a)	Hamilton Bluff Community Development District, Lake Hamilton, Florida, Special Assessment Bonds, Area 1 Project, Series 2024	5.800	05/01/54		248,820
885,000	(a)	Highland Trails Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Assessment Area One Capital Improvement Series 2024	5.850	05/01/54		874,417
150,000		Hobe-Saint Lucie Conservancy District, Florida, Special Assessment Revenue Bonds, Improvement Unit 1A, Series 2024	5.875	05/01/55		149,534
995,000		Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, 2023 Project Series 2023	6.375	05/01/54		1,029,960
300,000		Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Taylor Ranch Project, Series 2023	6.125	05/01/43		313,342
110,000	(a)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2024	5.750	05/01/54		107,320
1,000,000	(a)	River Hall Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 4 Series 2023A	6.500	05/01/54		1,044,491
225,000		Sawgrass Village Community Development District, Manatee County, Florida, Special Assessment Bonds, Assessment Area 2 Series 2023	6.125	11/01/43		232,353
400,000		Stonegate Preserve Community Development District, Florida, Manatee County Special Assessment Revenue Bonds 2023 Project Area Series 2023	6.125	12/15/53		421,064
250,000	(a)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2024	4.800	05/01/55		236,808
645,000	(a)	Woodsdale Community Development District, Pasco County, Florida, Revenue Bonds, Capital Improvement Series 2023	6.125	11/01/43		667,841
		TOTAL FLORIDA				11,160,578

See Notes to Financial Statements	47

Portfolio of Investments April 30, 2025 (continued)

NMI

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		GEORGIA - 2.4%
$250,000	(a)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-2	5.500%	04/01/39	$	250,970
40,000		Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A	4.000	11/01/25		39,427
600,000		Cobb County Development Authority, Georgia, Charter School Revenue Bonds, Northwest Classical Academy, Inc. Project, Series 2023A	6.400	06/15/53		599,983
500,000		Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A	4.000	04/01/50		433,864
1,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put 3/01/30)	5.000	07/01/53		1,042,719
		TOTAL GEORGIA				2,366,963

		HAWAII - 0.2%
250,000	(a)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University Project, Refunding Series 2024	5.125	07/01/43		231,093
		TOTAL HAWAII				231,093

		IDAHO - 1.5%
1,000,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2025A	5.250	03/01/53		1,023,261
500,000	(a)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, The College of Idaho Project, Series 2023	5.875	11/01/53		498,457
		TOTAL IDAHO				1,521,718

		ILLINOIS - 10.0%
250,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46		254,805
500,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.750	04/01/48		525,483
435,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D	5.000	12/01/46		404,677
650,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44		655,196
500,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	6.000	12/01/49		527,016
1,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A	5.500	01/01/55		1,032,141
200,000		Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT	4.500	11/01/36		197,586
500,000		Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding Series 2021A	4.000	08/01/51		400,185
1,105,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/45		1,089,670
200,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/44		194,537
540,000		Illinois State, General Obligation Bonds, June Series 2022A	5.500	03/01/47		556,352
500,000		Illinois State, General Obligation Bonds, March Series 2021A	5.000	03/01/46		501,435
400,000		Illinois State, General Obligation Bonds, May Series 2020	5.500	05/01/39		419,674
1,000,000		Illinois State, General Obligation Bonds, October Series 2022C	5.500	10/01/41		1,061,200
1,900,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2019A	5.000	01/01/44		1,931,735
205,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/35		126,984
		TOTAL ILLINOIS				9,878,676

48	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		INDIANA - 3.5%
$735,000	(a)	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A	5.875%	06/01/55	$	658,022
1,000,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Fixed Rate Series 2023A	5.000	10/01/46		1,034,204
1,000,000		Indiana Finance Authority, Student Housing Revenue Bonds, SFP- PUFW I, LLC Series 2024A	5.000	07/01/54		967,609
500,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.000	03/01/53		522,619
250,000	(a)	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Refunding Series 2024, (AMT)	5.000	01/01/54		239,210
		TOTAL INDIANA				3,421,664

		IOWA - 0.6%
500,000	(d)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32)	5.000	12/01/50		558,256
		TOTAL IOWA				558,256

		LOUISIANA - 2.4%
1,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A	5.000	10/01/44		992,746
400,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Christwood Project, Refunding Series 2024	5.250	11/15/59		366,924
1,000,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2023A	5.250	10/01/48		1,004,796
		TOTAL LOUISIANA				2,364,466

		MINNESOTA - 1.8%
75,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.250	08/01/46		63,525
1,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/48		973,386
555,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School Project, Series 2019	5.000	07/01/49		493,617
300,000		Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017	4.250	09/01/37		278,603
		TOTAL MINNESOTA				1,809,131

		MISSISSIPPI - 1.0%
1,000,000		Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A	5.000	09/01/41		994,367
		TOTAL MISSISSIPPI				994,367

		MISSOURI - 2.8%
1,000,000		Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012	5.000	10/01/33		946,690
500,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A	5.000	02/01/46		472,489
500,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2024A	5.250	02/01/54		493,051
100,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2017	5.000	09/01/48		94,567
215,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A	5.250	09/01/53		206,993
335,000		Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017	4.500	10/01/40		281,297

See Notes to Financial Statements	49

Portfolio of Investments April 30, 2025 (continued)

NMI

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		MISSOURI (continued)
$225,000	(a)	Taney County Industrial Development Authority, Missouri, Sales Tax Revenue Improvement Bonds, Big Cedar Infrastructure Project Series 2023	6.000%	10/01/49	$	213,502
		TOTAL MISSOURI				2,708,589

		NEBRASKA - 0.5%
500,000		Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A	5.000	09/01/42		519,794
		TOTAL NEBRASKA				519,794

		NEVADA - 0.4%
350,000		Las Vegas Special Improvement District 817, Nevada, Local Improvement Revenue Bonds, Summerlin Village 29 Series 2023	6.000	06/01/48		361,586
		TOTAL NEVADA				361,586

		NEW HAMPSHIRE - 0.5%
499,651		National Finance Authority, New Hampshire, Municipal Certificates Series 2025-1 Class A-2	4.168	01/20/41		458,423
		TOTAL NEW HAMPSHIRE				458,423

		NEW JERSEY - 1.0%
1,000,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/46		987,130
		TOTAL NEW JERSEY				987,130

		NEW YORK - 6.2%
60,000		Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015	5.250	07/01/35		58,611
250,000		Genesee County Funding Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2022A	5.250	12/01/52		251,426
315,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.250	11/15/55		321,735
500,000	(a)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44		497,846
1,950,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.500	12/31/54		1,983,935
1,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.500	06/30/54		1,015,227
445,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54		466,712
500,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35		545,877
100,000		Oneida Indian Nation, New York, Tax Revenue Bonds, Series 2024B	6.000	09/01/43		106,147
1,000,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48		903,578
		TOTAL NEW YORK				6,151,094

		NORTH CAROLINA - 2.7%
685,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016	5.000	10/01/31		689,533
2,000,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019	5.000	01/01/49		1,986,969
		TOTAL NORTH CAROLINA				2,676,502

		NORTH DAKOTA - 0.1%
100,000		Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017	5.000	12/01/36		94,892
		TOTAL NORTH DAKOTA				94,892

50	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		OHIO - 3.1%
$500,000		Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2025A	5.000%	11/01/40	$	522,822
1,000,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55		873,935
500,000	(a)	Columbus-Franklin County Finance Authority, Ohio, Revenue Bonds, Bridge Park G Block Project, Public Infrastructure Series 2022	5.000	12/01/45		480,929
500,000	(a)	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, (AMT), (Mandatory Put 12/01/28)	5.000	12/01/53		502,970
500,000	(a)	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)	5.000	07/01/49		451,316
250,000	(a)	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Silver Birch of Mansfield Project, Series 2024	6.000	01/01/45		239,673
		TOTAL OHIO				3,071,645

		OKLAHOMA - 0.7%
670,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/52		672,586
		TOTAL OKLAHOMA				672,586

		OREGON - 0.1%
55,000		Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A	5.250	11/15/50		51,342
		TOTAL OREGON				51,342

		PENNSYLVANIA - 3.3%
400,000	(a)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023	6.250	05/01/42		383,690
245,000		Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E Allen Street Project, Subordinate Series 2024B	6.000	05/01/42		246,962
53,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34		55,408
700,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39		647,883
350,000	(e)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44		252,157
109,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34		109,135
500,000		Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2021	5.000	11/01/51		495,155
490,000		Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual Language Charter School, General Purpose Authority, Series 2023	7.000	06/01/53		522,012
350,000		Montgomery County Redevelopment Authority, Pennsylvania, Special Obligation Revenue Bonds, River Pointe Project Series 2023	6.500	09/01/43		344,277
200,000	(a)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Core Natural Resources Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/51		198,266
		TOTAL PENNSYLVANIA				3,254,945

		PUERTO RICO - 2.1%
1,760,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51		417,839
500,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53		464,859
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58		956,737
200,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40		188,057
		TOTAL PUERTO RICO				2,027,492

See Notes to Financial Statements	51

Portfolio of Investments April 30, 2025 (continued)

NMI

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE

		SOUTH CAROLINA - 1.1%
$620,000		South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A	4.000%	04/01/49	$	510,316
560,000		South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A	7.000	06/15/43		570,314
		TOTAL SOUTH CAROLINA				1,080,630

		SOUTH DAKOTA - 0.1%
100,000		Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017	5.125	11/01/47		87,230
		TOTAL SOUTH DAKOTA				87,230

		TENNESSEE - 0.3%
250,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT)	5.500	07/01/42		264,778
		TOTAL TENNESSEE				264,778

		TEXAS - 5.8%
500,000	(a)	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 2 Project, Series 2023	6.750	09/01/48		510,715
125,000	(a)	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)	4.625	10/01/31		124,074
1,000,000	(a)	Mustang Ridge, Travis and Caldwell Counties, Texas, Special Assessment Revenue Bonds, Durango Public Improvement District Improvement Area 1 Series 2023	6.375	09/01/53		1,018,327
1,000,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A - AGM Insured	5.000	04/01/46		998,069
200,000	(d)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre- refunded 9/01/31)	7.000	09/01/43		237,186
535,000	(a)	Plano, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, Haggard Farm Public Improvement District Project, Area 1 Project Series 2023	7.500	09/15/53		549,589
240,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.000	02/01/34		232,442
295,000		SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007	5.500	08/01/27		302,784
1,000,000		Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, (AMT)	5.000	06/30/58		971,988
250,000	(a)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Bella Fortuna Public Improvement District, Series 2024	5.625	09/01/51		246,098
500,000	(a)	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #3 Project, Series 2024	6.000	09/01/54		481,915
		TOTAL TEXAS				5,673,187

		UTAH - 0.4%
410,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250	07/01/53		414,377
		TOTAL UTAH				414,377

		VIRGIN ISLANDS - 0.4%
380,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/32		390,851
		TOTAL VIRGIN ISLANDS				390,851

52	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		VIRGINIA - 2.2%
$100,000		James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A	6.875%	12/01/58	$	106,992
100,000		Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023A	7.000	09/01/53		110,213
1,265,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/56		1,201,915
750,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	12/31/47		753,635
		TOTAL VIRGINIA				2,172,755
		WASHINGTON - 1.6%
1,000,000		Grays Harbor Public Hospital District 1, Washington, Revenue Bonds, Summit Pacific Medial Center Series 2023	6.750	12/01/44		1,101,129
500,000		Jefferson County Public Hospital District 2, Washington, Hospital Revenue Bonds, Refunding Series 2023A	6.875	12/01/53		508,618
		TOTAL WASHINGTON				1,609,747
		WEST VIRGINIA - 1.1%
100,000	(a)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Subordinate Improvement Series 2023A	7.000	06/01/43		102,504
1,000,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A	5.000	06/01/47		1,000,071
		TOTAL WEST VIRGINIA				1,102,575
		WISCONSIN - 3.7%
3,634	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/46		112
3,583	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/47		102
3,557	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/48		95
3,532	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/49		88
3,480	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/50		81
3,813	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/51		83
98,174	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	3.750	07/01/51		65,976
3,788	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/52		76
3,736	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/53		71
3,711	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/54		66
3,660	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/55		61

See Notes to Financial Statements	53

Portfolio of Investments April 30, 2025 (continued)

NMI

PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
		WISCONSIN (continued)
$3,608	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000%	01/01/56	$	57
3,583	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/57		53
3,532	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/58		50
3,506	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/59		47
3,480	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/60		43
3,429	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/61		40
3,404	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/62		37
3,352	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/63		35
3,327	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/64		33
3,301	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/65		31
3,250	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/66		28
42,334	(a),(b)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/67		326
1,000,000	(a)	Public Finance Authority of Wisconsin, Multifamily Housing Revenue Bonds, Promenade Apartments Project, Series 2024	6.250	02/01/39		1,005,034
500,000	(a)	Public Finance Authority of Wisconsin, Revenue Bonds, Revolution Academy, Refunding Series 2023A	6.250	10/01/53		510,503
535,000	(a)	Public Finance Authority of Wisconsin, Revenue Bonds, Unity Classical Charter School, A Challenge Foundation Academy, Series 2023	6.625	07/01/43		545,964
250,000	(a)	Public Finance Authority, Wisconsin, Tax Increment Revenue Senior Bonds, World Center Project Series 2024A	5.000	06/01/41		250,279
200,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.125	10/01/34		197,984
200,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021	4.000	01/01/57		149,996
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018	5.125	10/01/48		906,481
		TOTAL WISCONSIN				3,633,832
		TOTAL MUNICIPAL BONDS (Cost $96,817,049)				96,566,751
		TOTAL LONG-TERM INVESTMENTS (Cost $96,817,049)				96,566,751
		OTHER ASSETS & LIABILITIES, NET - 2.0%				1,943,068
		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$	98,509,819

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax

54	See Notes to Financial Statements

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $26,450,882 or 27.4% of Total Investments.

(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

See Notes to Financial Statements	55

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)	NUV	NUW	NMI
ASSETS

Long-term investments, at value†	$1,932,185,132	$268,210,957	$96,566,751
Affiliated investments, at value++	6,737,625	–	–
Cash	649,215	1,098,461	957,238
Receivables:
Interest	24,376,643	3,389,154	1,648,104
Investments sold	49,649,364	9,276,517	135,000
Reimbursement from Adviser	1,215	–	–
Shares sold	–	–	6,964
Sale of Vistra Vision interest#(1)	–	543,097	–
Deferred offering costs	–	–	191,695
Other	188,826	8,499	4,036

Total assets	2,013,788,020	282,526,685	99,509,788

LIABILITIES
Floating rate obligations	79,265,000	6,000,000	–
Payables:
Management fees	715,507	121,712	49,118
Dividends	6,250,951	850,555	364,493
Interest	1,148,499	92,264	70
Investments purchased - regular settlement	36,179,190	6,744,678	521,130
Investments purchased - when-issued/delayed-delivery settlement	19,912,817	4,983,005	–
Vistra Vision sale transactions costs(1)	–	12,751	–
Accrued expenses:
Custodian fees	77,713	20,986	12,166
Investor relations	31,783	4,563	2,331
Directors/Trustees fees	159,447	8,051	2,609
Professional fees	13,910	13,656	13,189
Shareholder reporting expenses	65,198	13,117	9,348
Shareholder servicing agent fees	40,362	44	840
Shelf offering costs	–	–	24,432
Other	1,991	900	243

Total liabilities	143,862,368	18,866,282	999,969

Commitments and contingencies(2)

Net assets applicable to common shares	$1,869,925,652	$263,660,403	$98,509,819

Common shares outstanding	207,541,595	17,951,336	10,068,051

Net asset value (“NAV”) per common share outstanding	$9.01	$14.69	$9.78

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:

Common shares, $0.01 par value per share	$2,075,416	$179,513	$100,681

Paid-in capital	1,963,547,908	268,620,421	105,411,629

Total distributable earnings (loss)	(95,697,672)	(5,139,531)	(7,002,491)

Net assets applicable to common shares	$1,869,925,652	$263,660,403	$98,509,819

Authorized shares: Common	350,000,000	Unlimited	200,000,000
† Long-term investments, cost	$1,928,141,694	$268,582,184	$96,817,049
++ Affiliated investments, cost	$6,749,250	$–	$–
# Net of discount of	$–	$36,480	$–

(1)	Refer to Note 4 of the Notes to Financial Statements for more information.
(2)	As disclosed in Notes to Financial Statements.

56	See Notes to Financial Statements

Statement of Operations

Six Months Ended April 30, 2025 (Unaudited)	NUV	NUW	NMI

INVESTMENT INCOME
Dividends from affiliated investments	$10,013	$–	$–
Interest	44,113,746	6,011,437	2,661,821

Total investment income	44,123,759	6,011,437	2,661,821

EXPENSES
Management fees	4,352,943	749,734	303,933
Shareholder servicing agent fees	155,607	315	2,693
Interest expense	1,004,225	96,420	7,315
Directors/Trustees fees	34,826	4,911	1,839
Custodian expenses, net	80,614	19,434	12,628
Investor relations expenses	48,867	7,064	2,932
Professional fees	38,357	21,776	24,716
Shareholder reporting expenses	38,922	14,571	10,717
Stock exchange listing fees	32,587	3,830	3,839
Other	18,391	6,548	6,539

Total expenses	5,805,339	924,603	377,151

Net investment income (loss)	38,318,420	5,086,834	2,284,670

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(8,766,130)	(1,535,827)	(160,765)

Net realized gain (loss)	(8,766,130)	(1,535,827)	(160,765)

Change in unrealized appreciation (depreciation) on:
Investments	(49,693,644)	(7,479,684)	(3,039,360)
Affiliated investments	(11,625)	–	–
Net change in unrealized appreciation (depreciation)	(49,705,269)	(7,479,684)	(3,039,360)

Net realized and unrealized gain (loss)	(58,471,399)	(9,015,511)	(3,200,125)

Net increase (decrease) in net assets applicable to common shares from operations	$(20,152,979)	$(3,928,677)	$(915,455)

See Notes to Financial Statements 57

Statement of Changes in Net Assets

	NUV		NUW
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS

Net investment income (loss)	$38,318,420	$73,863,531	$5,086,834	$9,439,964

Net realized gain (loss)	(8,766,130)	(15,944,145)	(1,535,827)	(2,426,259)

Net change in unrealized appreciation (depreciation)	(49,705,269)	140,919,769	(7,479,684)	20,101,607

Net increase (decrease) in net assets applicable to common shares from operations	(20,152,979)	198,839,155	(3,928,677)	27,115,312

DISTRIBUTIONS TO COMMON SHAREHOLDERS

Dividends	(40,159,303)	(73,054,643)	(5,187,936)	(9,298,792)

Total distributions	(40,159,303)	(73,054,643)	(5,187,936)	(9,298,792)
Net increase (decrease) in net assets applicable to common shares	(60,312,282)	125,784,512	(9,116,613)	17,816,520
Net assets applicable to common shares at the beginning of the period	1,930,237,934	1,804,453,422	272,777,016	254,960,496

Net assets applicable to common shares at the end of the period	$1,869,925,652	$1,930,237,934	$263,660,403	$272,777,016

58	See Notes to Financial Statements

	NMI
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS

Net investment income (loss)	$2,284,670	$4,249,642

Net realized gain (loss)	(160,765)	(398,626)

Net change in unrealized appreciation (depreciation)	(3,039,360)	9,846,589

Net increase (decrease) in net assets applicable to common shares from operations	(915,455)	13,697,605

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(2,291,869)	(4,276,814)

Total distributions	(2,291,869)	(4,276,814)

CAPITAL SHARE TRANSACTIONS

Common shares:

Proceeds from shelf offering, net of offering costs	153,668	15,506

Reinvestments of distributions	–	9,770

Net increase (decrease) applicable to common shares from capital share transactions	153,668	25,276

Net increase (decrease) in net assets applicable to common shares	(3,053,656)	9,446,067

Net assets applicable to common shares at the beginning of the period	101,563,475	92,117,408

Net assets applicable to common shares at the end of the period	$98,509,819	$101,563,475

See Notes to Financial Statements 59

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Premium per Share Sold through Shelf Offering	Net Asset Value, End of Period	Share Price, End of Period

NUV

4/30/25(d)	$9.30	$0.18	$(0.28)	$(0.10)	$(0.19)	$—	$(0.19)	$—	$9.01	$8.67

10/31/24	8.69	0.36	0.60	0.96	(0.35)	—	(0.35)	—	9.30	8.91

10/31/23	8.77	0.35	(0.09)	0.26	(0.34)	—	(0.34)	—	8.69	7.99

10/31/22	10.62	0.33	(1.84)	(1.51)	(0.34)	—	(0.34)	—	8.77	8.35

10/31/21	10.48	0.35	0.15	0.50	(0.36)	—	(0.36)	—	10.62	11.21

10/31/20	10.57	0.37	(0.09)	0.28	(0.37)	—	(0.37)	—	10.48	10.81

NUW

4/30/25(d)	15.20	0.28	(0.50)	(0.22)	(0.29)	—	(0.29)	—	14.69	13.70

10/31/24	14.20	0.53	0.99	1.52	(0.52)	—	(0.52)	—	15.20	13.89

10/31/23	14.20	0.50	(0.02)	0.48	(0.48)	—	(0.48)	—	14.20	12.60

10/31/22	17.33	0.46	(2.93)	(2.47)	(0.47)	(0.19)	(0.66)	—	14.20	13.19

10/31/21	16.81	0.45	0.54	0.99	(0.47)	—	(0.47)	—(f)	17.33	16.76

10/31/20	16.90	0.47	(0.08)	0.39	(0.48)	—	(0.48)	—	16.81	16.21

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

	Ratios of Interest Expense to Average Net Assets Applicable to Common Shares

	NUV	NUW

4/30/25(d)	0.11%(e)	0.07%(e)

10/31/24	0.06	0.03

10/31/23	0.04	0.03

10/31/22	0.01	0.01

10/31/21	0.01	0.01

10/31/20	0.02	0.01

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets

Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)		Net Investment Income (Loss)		Portfolio Turnover Rate

(1.07)%	(0.53)%	$1,869,926	0.62	%(e)	4.03	%(e)	18%

11.12	16.10	1,930,238	0.60		3.81		21

2.79	(0.52)	1,804,453	0.53		3.77		17

(14.52)	(22.80)	1,819,457	0.50		3.36		29

4.79	7.19	2,203,176	0.48		3.27		11

2.72	7.41	2,171,104	0.51		3.52		11

(1.49)	0.71	263,660	0.69	(e)	3.80	(e)	11

10.72	14.46	272,777	0.65		3.45		22

3.27	(1.08)	254,960	0.63		3.35		14

(14.65)	(17.84)	254,953	0.64		2.90		17

5.89	6.31	311,092	0.68	(g)	2.60	(g)	10

2.33	(0.77)	260,790	0.78	(g)	2.79	(g)	13

(d)	Unaudited.
(e)	Annualized.
(f)	Value rounded to zero.
(g)

During the period ended October 31, 2021 and October 31, 2020, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result, the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets reflect the voluntary expense reimbursement from Adviser. The Expenses and Net Investment Income (Loss) Ratios to Average Net Assets excluding this expense reimbursement from Adviser were as follows:

Ratios to Average Net Assets
NUW	Expenses	NII (Loss)
10/31/21	0.68%	2.60%
10/31/20	0.82	2.75

See Notes to Financial Statements 61

Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

Investment Operations					Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Shelf Offering Costs	Premium per Share Sold through Shelf Offering	Net Asset Value, End of Period	Share Price, End of Period
NMI
4/30/25(d)	$10.10	$0.23	$(0.32)	$(0.09)	$(0.23)	$—	$(0.23)	$—	$—	$9.78	$9.70
10/31/24	9.16	0.42	0.95	1.37	(0.43)	—	(0.43)	—(f)	—	10.10	9.68
10/31/23	9.24	0.38	(0.09)	0.29	(0.37)	—	(0.37)	—	—(f)	9.16	8.35
10/31/22	11.27	0.34	(2.05)	(1.71)	(0.32)	—(f)	(0.32)	—	—	9.24	8.53
10/31/21	11.08	0.37	0.20	0.57	(0.38)	—	(0.38)	—	—	11.27	11.65
10/31/20	11.32	0.41	(0.20)	0.21	(0.41)	(0.04)	(0.45)	—	—(f)	11.08	11.31

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets

Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Net Investment Income (Loss)	Portfolio Turnover Rate

(1.05)%	2.57%	$98,510	0.75%(e)	4.57%(e)	8%
15.13	21.21	101,563	0.88	4.22	38
2.94	1.80	92,117	0.74	3.87	33
(15.39)	(24.32)	92,830	0.72	3.29	61
5.18	6.51	113,191	0.73	3.23	15
1.86	3.87	101,924	0.74	3.70	15

(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NMI
4/30/25(d)	0.01%(e)
10/31/24	—
10/31/23	—
10/31/22	—
10/31/21	—
10/31/20	—

(d)	Unaudited.
(e)	Annualized.
(f)	Value rounded to zero.

See Notes to Financial Statements 63

Notes to Financial Statements

(Unaudited)

1.  General Information

Fund Information: The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Municipal Value Fund, Inc. (NUV)

•	Nuveen AMT-Free Municipal Value Fund (NUW)

•	Nuveen Municipal Income Fund, Inc. (NMI)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NUV and NMI were incorporated under the state laws of Minnesota on April 8, 1987 and February 26, 1988, respectively. NUW was organized as a Massachusetts business trust on November 19, 2008.

Current Fiscal Period: The end of the reporting period for the Funds is April 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub- advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

2.  Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to each Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors/trustees that enables directors/ trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits
NUV	$—
NUW	—
NMI	—

Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares (stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.

Indemnifications: Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.  Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level	1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level	2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level	3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Notes to Financial Statements (continued)

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NUV	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$6,737,625	$-	$-	$6,737,625
Municipal Bonds	-	1,932,185,132	-	1,932,185,132
Total	$6,737,625	$1,932,185,132	$-	$1,938,922,757

NUW	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$-	$268,210,957	$-	$268,210,957
Total	$-	$268,210,957	$-	$268,210,957

NMI	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$-	$96,564,565	$2,186	$96,566,751
Total	$-	$96,564,565	$2,186	$96,566,751

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described later in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.

4. Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Floating Rate Obligations: Self- Deposited Inverse Floaters	Floating Rate Obligations: Externally-Deposited Inverse Floaters	Total

NUV	$79,265,000	$—	$79,265,000

NUW	6,000,000	—	6,000,000

NMI	—	—	—

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:

Fund	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate And Fees

NUV	$44,580,466	4.00%

NUW	3,364,384	4.83

NMI	—	—

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of

Notes to Financial Statements (continued)

Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payment”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities. During the current fiscal period, none of the Funds made shortfall Payments.

As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund		Maximum Exposure to Recourse Trusts: Self-Deposited Inverse Floaters	Maximum Exposure to Recourse Trusts: Externally-Deposited Inverse Floaters		Total

NUV	$	79,265,000	$—	$	79,265,000

NUW		6,000,000	—		6,000,000

NMI		—	—		—

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund		Non-U.S. Government Purchases		Non-U.S. Government Sales and Maturities

NUV	$	385,918,514	$	360,257,597

NUW		37,029,063		29,428,841

NMI		7,508,848		8,041,353

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.

5. Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6. Fund Shares

Common Shares Equity Shelf Programs and Offering Costs: The following Fund has filed a registration statement with the Securities and Exchange Commission (“SEC”) authorizing the Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during the current and prior fiscal periods.

Under this Shelf Offering, the Fund, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above the Fund’s NAV per common share. In the event the Fund’s Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.

Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the Fund’s current and prior fiscal periods were as follows:

	NMI
	Six Months Ended 4/30/25	Year Ended 10/31/24
Maximum aggregate offering	2,000,000	2,000,000
Common shares sold	15,995	-
Offering proceeds, net of offering costs	153,668	15,506

*For the period May 2, 2024 through October 31, 2024. For the period November 1, 2023 through March 20, 2024 the maximum aggregate offering was 2,200,000.

Costs incurred by the Fund in connection with its initial shelf registration are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining one year after effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.

Common Share Transactions: Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	NMI
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
Common Shares:
Sold through shelf offering	15,995	—
Issued to shareholders due to reinvestment of distributions	—	961
Total	15,995	961
Weighted average common share:
Premium to NAV per shelf offering common share sold	0.53%	–%

Notes to Financial Statements (continued)

7.  Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NUW the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NUV	$1,848,342,293	$53,956,245	$(42,640,781)	$11,315,464
NUW	262,056,892	6,638,792	(6,484,727)	154,065
NMI	96,762,444	1,707,842	(1,903,535)	(195,693)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income[1]	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
NUV	$ 9,001,852	$ 15,248	$ –	$ 62,385,322	$ (100,354,022)	$ –	$ (6,433,790)	$ (35,385,390)
NUW	1,536,337	6,164	–	8,054,888	(4,085,468)	–	(1,534,839)	3,977,082
NMI	534,633	–	–	2,836,477	(6,784,299)	–	(381,978)	(3,795,167)

[1]	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared on October 1, 2024 and paid on November 1, 2024.

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

NUV	$38,411,651	$61,942,371	$100,354,022

NUW	344,013	3,741,455	4,085,468

NMI	3,244,398	3,539,901	6,784,299

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser and for NUV a gross interest income component. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Annual fund-level fee, payable monthly, for NUV is calculated according to the following schedule:

NUV

Average Daily Net Assets	Fund-Level Fee Rate
For the first $500 million	0.1500%
For the next $500 million	0.1250
For net assets over $1 billion	0.1000

In addition, NUV pays an annual management fee, payable monthly, based on gross interest income (excluding interest on bonds underlying a “self- deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) as follows:

NUV
Gross Interest Income	Gross Income Fee Rate
For the first $50 million	4.125%
For the next $50 million	4.000
For gross income over $100 million	3.875

The annual fund-level fee, payable monthly, for NUW and NMI is calculated according to the following schedules:

NUW
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.4000%
For the next $125 million	0.3875
For the next $250 million	0.3750
For the next $500 million	0.3625
For the next $1 billion	0.3500
For the next $3 billion	0.3250
For managed assets over $5 billion	0.3125

NMI
Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3750
For net assets over $5 billion	0.3625

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

Notes to Financial Statements (continued)

As of April 30, 2025, the annual complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee

NUV	0.1585%

NUW	0.1585%

NMI	0.1585%

Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
NUV	$ 42,037,041	$ –	$ –

NUW	3,961,960	–	–

NMI	–	962,140	44,070

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:

Issue	Value at 10/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at 4/30/25	Value at 4/30/25	Dividend Income
NUV
Exchange-Traded Funds
Nuveen High Yield Municipal Bond ETF	$-	$3,625,500	$-	$-	$44,775	150,000	$3,670,275	$-
Nuveen Municipal Income ETF	-	3,123,750	-	-	(56,400)	125,000	3,067,350	10,013
Total	$-	$6,749,250	$-	$-	$(11,625)	275,000	$6,737,625	$10,013

9.	Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.

10.	Borrowing Arrangements

Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the

Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance
NUV	$ 15,200,000

NUW	4,985,677

NMI	788,557

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate
NUV	15	$ 8,257,135	5.53%

NUW	3	4,196,996	5.53

NMI	3	710,335	5.53

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

11.	Inter-Fund Lending

Inter-Fund Borrowing and Lending: The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter- fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Additional Fund Information

(Unaudited)

Board of Directors/Trustees

Joseph A. Boateng	Michael A. Forrester	Thomas J. Kenny	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson

Loren M. Starr	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	LLP	PricewaterhouseCoopers	Computershare Trust Company,
Chicago, IL 60606	One Congress Street	Chicago, IL 60606	LLP	N.A.
	Suite 1		One North Wacker Drive	150 Royall Street
	Boston, MA 02114-2016		Chicago, IL 60606	Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NUV	NUW	NMI
Common shares repurchased	0	0	0

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.

Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.

Inverse Floating Rate Securities: Inverse floating rate securities, are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.

Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.

Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Statement Regarding Basis for Approval of Investment Advisory Contract

(Unaudited)

Nuveen Municipal Value Fund, Inc.

Nuveen AMT-Free Municipal Value Fund

Nuveen Municipal Income Fund, Inc.

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Boards of Directors or Trustees (as the case may be) of the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”), including the Funds (as defined below), and the group of funds advised by Teachers Advisors, LLC (“TAL” and all such funds, collectively, the “Nuveen funds” or the “funds”) approved the renewal of the investment management agreements (each, an “Investment Management Agreement”) with NFAL and TAL, respectively. TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Boards of Directors or Trustees (as the case may be) of the Funds also approved the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). The Sub-Adviser is also an affiliate of the Adviser.

The Boards of Directors or Trustees of the Nuveen funds are each a “Board” or collectively the “Board” (as the context may dictate) and the directors or trustees (as the case may be) are each a “Board Member.” The Board Members of each Board are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, each Board is deemed to be comprised of all disinterested Board Members. References to a Board and the Board Members are interchangeable.

In accordance with applicable law, following up to an initial two-year period, the Board of each Fund considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively the “Fund Advisers” and each a “Fund Adviser.” Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Advisory Agreements with respect to each Nuveen fund covered by this report (each, a “Fund” and, collectively, the “Funds”).

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective Board of the Nuveen funds and its committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The Board and/or its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices; the derivatives risk management program; management of distributions; valuation of securities; payments to financial intermediaries; securities lending (as applicable); and closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value. The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Fund Advisers, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the Nuveen funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality of services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the Nuveen funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Such services also include managing leverage; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that management actively monitors any discount from net asset value per share at which a fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds (subject to certain exceptions) as low, medium or high.

The Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the closed-end funds have traded as of specified dates at their quarterly meetings with an annual review of the closed-end fund market for the 2024 calendar year at its February Meeting. In its review, the Board considered, among other things, market conditions for closed-end funds, changes to investment mandates and guidelines, distribution policies, and leverage management; additional share offerings, share repurchases (if any) and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Municipal Value Fund, Inc. (the “Municipal Value Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and the third quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen AMT-Free Municipal Value Fund (the “ATM-Free Municipal Fund”), the Board considered that the Fund’s performance was below the performance of its benchmark and ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five- year periods ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. The Board considered management’s commentary of Fund performance, including factors that impacted relative performance which noted that the peer set consisted of only four Nuveen funds. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Municipal Income Fund, Inc. (the “Municipal Income Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and the first quartile for the three- and five-year periods ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes) meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe. The Board further considered that differences between the applicable Fund and its Expense Universe, as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

In addition, although the Board reviewed net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs), as applicable, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered each closed-end fund’s net total expense ratio and fees excluding investment-related costs and taxes. The Board also considered that the use of leverage may create a conflict of interest for the respective Adviser and Sub-Adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the fund’s return. The Board Members considered, however, that the Adviser and Sub-Adviser would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the respective Fund Adviser has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

The Municipal Value Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median. In its review of the relative expense data, the Board, considered that the Fund’s peer set in the Expense Universe was small and comprised of all Nuveen funds.

•

The AMT-Free Municipal Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the Expense Universe median. In its review of the relative expense data, the Board considered the Fund’s distinctive product design and/or investment approach and that the Fund’s peer set in the Expense Universe was small and comprised of all Nuveen funds.

•	The Municipal Income Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, the Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the Sub-Adviser) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser of certain other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both tbe Adviser and TAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with the Sub-Adviser) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

Although closed-end funds may make additional share offerings from time to time, the Board considered that closed-end funds have a more limited ability to increase their assets to attain additional economies of scale because the growth of their assets will occur primarily from the appreciation of their investment portfolios.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser (except as noted) may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered with respect to the Nuveen funds advised by the Adviser, reimbursements of such costs by the Adviser and/or the Sub-Adviser

The Adviser and its affiliates may also benefit from the advisory relationships with the Nuveen funds to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com	ESA-A-0425P 4476533

Item 2.    Code of Ethics.

Not applicable to this filing.

Item 3.    Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.    Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.    Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.    Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.    Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.    Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.     Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Municipal Value Fund, Inc.

Date: July 7, 2025	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2025	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer (principal executive officer)

Date: July 7, 2025	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)